Securities Act File No.   33-43846
Investment Company Act File No.     811-524

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

_______________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          ☒

PRE-EFFECTIVE AMENDMENT NO.          ☐

POST-EFFECTIVE AMENDMENT NO. 157          ☒

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          ☒

AMENDMENT NO. 157          ☒

__________________________________________________________________

THE DREYFUS/LAUREL FUNDS TRUST

(Exact Name of Registrant as Specified in its Charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166

(Name and Address of Agent for Service)

COPY TO:

David Stephens, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982

__________________________________________________________________

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)
X	on June 30, 2010 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a) (1)
on (DATE) pursuant to paragraph (a) (1)
75 days after filing pursuant to paragraph (a) (2)
on (DATE) pursuant to paragraph (a) (2) of Rule 485.
If appropriate, check the following box:
X	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this Prospectus is not complete and may be changed.  These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective.  The Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion, Dated June 25, 2010

DREYFUS INSTITUTIONAL INCOME ADVANTAGE FUND
_________________
Class/Ticker  Institutional Shares DLASX

PROSPECTUS June 30, 2010

As with all mutual funds, the Securities and
Exchange Commission has not approved or
disapproved these securities or passed upon the
adequacy of this prospectus.  Any representation to
the contrary is a criminal offense.

[LOGO]
BNY MELLON	®Dreyfus [LOGO]
ASSET MANAGEMENT

CONTENTS

FUND SUMMARY

Fund Summary

FUND DETAILS

Goal and Approach

Investment Risks

Management

SHAREHOLDER GUIDE

Buying and Selling Shares

Distributions and Taxes

Services for Fund Investors

Financial Highlights

FOR MORE INFORMATION

See back cover.

FUND SUMMARY

INVESTMENT OBJECTIVE

The fund seeks competitive interest income to the extent consistent with the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management fees	0.25%
Other expenses*	0.05%
Total annual fund operating expenses	0.30%
____________
*  Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional Shares	1 Year	3 Years
	$31	$97

PORTFOLIO TURNOVER

The fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

PRINCIPAL INVESTMENT STRATEGY

The fund is designed to provide a high degree of share price stability while generating higher returns than money market funds over time and, thus, may be an investment alternative to money market funds and other fixed-income funds.  The fund is designed to serve as a complementary product to traditional stable value money market funds.  The fund is not a money market fund and will not seek to maintain a stable net asset value of $1.00 per share.  The fund’s share price will fluctuate and there can be no guarantee that the fund will generate higher returns than money market funds.

To help maintain a high degree of share price stability and preserve shareholders’ capital, the fund will maintain an average dollar-weighted portfolio maturity of 120 days or less.  In addition, the fund will only buy individual securities with remaining maturities of 13 months or less, or that have features with the effect of reducing their maturities to 13 months or less at the time of purchase.

The fund attempts to increase yields by trading to take advantage of short-term market variations.  This policy is expected to result in high portfolio turnover but should not adversely affect the fund since the fund usually does not pay brokerage commissions when purchasing short-term obligations.

The fund invests in a diversified portfolio of high-quality, short-term debt securities, including:  securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest; dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; and municipal securities.

The fund generally invests at least 95% of its assets in the securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating, or the unrated equivalent as determined by The Dreyfus Corporation (Dreyfus).  The fund may invest more than 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

PRINCIPAL RISKS

The fund is not a money market fund and will not seek to maintain a stable net asset value of $1.00 per share.  An investment in the fund is not a bank deposit.  It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  It is not a complete investment program.  The fund’s share price will fluctuate, which means you could lose money by investing in the fund.

Unlike a money market fund, the fund will not use the amortized cost method of valuation to maintain a stable share price of $1.00, although the fund may value certain portfolio securities at amortized cost.  The fund’s share price, which is its net asset value per share, will vary and reflect the effects of unrealized appreciation and depreciation and realized gains and losses.  In addition, the fund’s yield will fluctuate as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.  The following are the principal risks that could reduce the fund’s income level and/or share price:

●
Interest rate risk.  Prices of fixed-income securities tend to move inversely with changes in interest rates.  Typically, a rise in rates will adversely affect prices of fixed-income securities and, accordingly, the fund’s share price.  The longer the effective maturity and duration of the fund’s portfolio, the more the fund’s share price is likely to react to interest rates.

●
Credit risk.  Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price.  The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

●
Liquidity risk.  When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value.  In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates.  Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

●
Banking industry risk.  The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry.

●
Market risk.  The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest rates or adverse investor sentiment generally.  A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

●
Foreign investment risk.  The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

●
Government securities risk.  Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.  Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.  Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

●
U.S. Treasury securities risk.  A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

●
Municipal securities risk.  Investments in municipal securities may be affected by a variety of factors in the cities, states and regions in which the fund invests, as well as the municipal market as a whole.  Special factors, such as legislative changes and local and business developments, may adversely affect the yield and/or market value of the fund’s investments in municipal securities.  Other factors include the general conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue.  The secondary market for certain municipal securities tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal securities at attractive prices.

●	Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

PERFORMANCE

As a new fund, past performance information is not available for the fund as of the date of this prospectus.  Annual performance returns provide some indication of the risks of investing in the fund by showing changes in performance from year to year.  Comparison of fund performance to an appropriate index indicates how the fund’s average annual returns compare with those of a broad measure of market performance.  The fund’s past performance (before and after taxes) is no guarantee of future results.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is Dreyfus.  Patricia A. Larkin serves as the fund’s primary portfolio manager, a position she has held since the fund’s inception.  Ms. Larkin is a senior portfolio manager at Dreyfus, where she has been employed since 1981.

PURCHASE AND SALE OF FUND SHARES

The fund is designed for institutional investors.  In general, the fund’s minimum initial investment is $10,000,000.  Investors may sell their shares on any business day by wire or compatible computer facility.

TAX INFORMATION

Dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

FUND DETAILS

GOAL AND APPROACH

The fund seeks competitive interest income to the extent consistent with the maintenance of liquidity.  This objective may be changed by the fund’s board, upon 60 days’ prior notice to shareholders.  The fund is designed to provide a high degree of share price stability while generating higher returns than money market funds over time and, thus, may be an investment alternative to money market funds and other fixed-income funds.  The fund is designed to serve as a complementary product to traditional stable value money market funds.  The fund is not a money market fund and will not seek to maintain a stable net asset value of $1.00 per share.  The fund’s share price will fluctuate and there can be no guarantee that the fund will generate higher returns than money market funds.

To help maintain a high degree of share price stability and preserve shareholders’ capital, the fund will maintain an average dollar-weighted portfolio maturity of 120 days or less.  In addition, the fund will only buy individual securities with remaining maturities of 13 months or less, or that have features with the effect of reducing their maturities to 13 months or less at the time of purchase.  Dollar-weighted average maturity is an average of the stated maturities of the securities held by the fund, based on their dollar-weighted proportions in the fund.

The fund attempts to increase yields by trading to take advantage of short-term market variations.  This policy is expected to result in high portfolio turnover but should not adversely affect the fund since the fund usually does not pay brokerage commissions when purchasing short-term obligations.

The fund invests in a diversified portfolio of high-quality, short-term debt securities, including:

●	securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities

●	certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches

●	domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

●	dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

●	repurchase agreements, including tri-party repurchase agreements

●	asset-backed securities

●	municipal securities

The fund generally invests at least 95% of its assets in the securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating, or the unrated equivalent as determined by The Dreyfus Corporation (Dreyfus).  An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments.  An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.  The fund may invest more than 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

__________________________________

INVESTMENT RISKS

The fund is not a money market fund and will not seek to maintain a stable net asset value of $1.00 per share.  The fund’s principal risks are discussed below.  An investment in the fund is not a bank deposit.  It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  It is not a complete investment program.  The value of your investment in the fund will fluctuate, which means you could lose money.

Unlike a money market fund, the fund will not use the amortized cost method of valuation to maintain a stable share price of $1.00, although the fund may value certain portfolio securities at amortized cost.  The fund’s share price, which is its net asset value per share, will vary and reflect the effects of unrealized appreciation and depreciation and realized gains and losses.  In addition, the fund’s yield will fluctuate as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.  The following are the principal risks that could reduce the fund’s income level and/or share price:

●
Interest rate risk.  Prices of fixed-income securities tend to move inversely with changes in interest rates.  Typically, a rise in rates will adversely affect prices of fixed-income securities and, accordingly, the fund’s share price.  The longer the effective maturity and duration of the fund’s portfolio, the more the fund’s share price is likely to react to interest rates.

●
Credit risk.  Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price.  Although the fund invests only in high-quality debt securities, any of the fund’s holdings could have its credit rating downgraded or could default.  The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

●
Liquidity risk.  When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value.  In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates.  Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

●
Banking industry risk.  The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry.

●
Market risk.  The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest rates or adverse investor sentiment generally.  A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

●
Foreign investment risk.  The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

●
Government securities risk.  Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.  Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.  Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.  In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

●
U.S. Treasury securities risk.  A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.  Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

●
Municipal securities risk.  Investments in municipal securities may be affected by a variety of factors in the cities, states and regions in which the fund invests, as well as the municipal market as a whole.  Special factors, such as legislative changes and local and business developments, may adversely affect the yield and/or market value of the fund’s investments in municipal securities.  Other factors include the general conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue.  The secondary market for certain municipal securities tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal securities at attractive prices.

●	Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

In addition to the principal risks described above, the fund is subject to the following additional risks.

●
Call risk.  Some fixed-income securities give the issuer the option to call, or redeem, the securities before their maturity date.  If an issuer “calls” its security during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.  During periods of market illiquidity or rising interest rates, prices of “callable” issues are subject to increased price fluctuation.

●
Other potential risks.  Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities or hold cash.  Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market.  During such periods, the fund may not achieve its investment objective.

__________________________________

MANAGEMENT

The investment adviser for the fund is Dreyfus, 200 Park Avenue, New York, New York 10166.  Founded in 1947, Dreyfus manages approximately $282 billion in 190 mutual fund portfolios.  The fund has agreed to pay Dreyfus a management fee at the annual rate of 0.25% of the fund’s average daily net assets.  Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets.  BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team.  BNY Mellon has more than $22.3 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $12 trillion in outstanding debt.  Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success.  For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.  This approach is designed to provide each fund with a distinct, stable identity.

Patricia A. Larkin serves as the fund’s primary portfolio manager, a position she has held since the fund’s inception.  Ms. Larkin is a senior portfolio manager at Dreyfus, where she has been employed since 1981.

The fund’s Statement of Additional Information (SAI) provides additional portfolio manager information, including compensation, other accounts managed, and ownership of fund shares.

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and for the other funds in the Dreyfus Family of Funds.  Rule 12b-1 fees and shareholder services fees are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively.  Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services.  Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses paid by a fund to those intermediaries.  Because those payments are not made by fund shareholders or the fund, the fund’s total expense ratio will not be affected by any such payments.  These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary.  Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs.  These payments sometimes are referred to as “revenue sharing.”  From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you.  Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund.  Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures.  The primary purpose of the respective code is to ensure that personal trading by employees does not disadvantage any fund managed by Dreyfus or its affiliates.

__________________________________

SHAREHOLDER GUIDE

BUYING AND SELLING SHARES

The fund is designed for institutional investors, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity.  Generally, each investor will be required to open a single master account with the fund for all purposes.  In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity.  An institution may arrange with the fund’s transfer agent for sub-accounting services and will be charged directly for the cost of such services.  Institutions purchasing Institutional shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.  The fund offers another class of shares, which is described in a separate prospectus.  Institutions purchasing fund shares on behalf of their clients determine which class is suitable for their clients.

Valuing Shares

Your price for Institutional shares is the net asset value per share (NAV).

Dreyfus generally calculates fund NAVs as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the NYSE or the transfer agent (as on Good Friday) is open for regular business.  Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity, and shares purchased will receive the dividend declared on the next business day.  When calculating NAVs, Dreyfus generally values fixed-income investments based on values supplied by an independent pricing service approved by the fund’s board.  The pricing service’s procedures are reviewed under the general supervision of the board.  Certain short-term portfolio securities, such as repurchase agreements, may be valued at amortized cost, which does not take into account unrealized gains or losses.  If market quotations or prices from a pricing service are not readily available, or are determined not to reflect accurately fair value, the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board.  Fair value of investments may be determined by the fund’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances.  Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values.  Foreign securities held by the fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors have no access to the fund.

How to Buy Shares

By Wire.  To open an account by wire, or purchase additional shares, please contact a Dreyfus Investments Division representative by calling 1-800-346-3621 (1-718-895-1650 in New York) for more information.

By Computer.  You may input new account data and retrieve an account number for your records by accessing The Dreyfus Lion Remote System.  Be sure to print a report of transactions for your records.  Please contact the Dreyfus Investments Division by calling 1-800-346-3621 (1-718-895-1650 in New York) for more information about The Dreyfus Lion Remote System or any other compatible computerized trading system.

Minimum investments

	Initial	Additional

Institutional Shares	$10,000,000*	none
_________________
* The minimum initial investment in Institutional shares is $10,000,000, unless the investor has, in the opinion of Dreyfus Investments Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 in the fund.

How to Sell Shares

Investors may sell (redeem) shares at any time.  Shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity.  If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 4:00 p.m. Eastern time, the shares will receive the dividend declared on that day and the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day.

The processing of redemptions and the delivery of the proceeds may be delayed beyond the next business day, depending on the circumstance, for any period (i) during which the NYSE is closed (other than on holidays or weekends), or during which trading on the NYSE is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by the fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders.  For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares being sold, it may delay sending the proceeds for up to eight business days or until it has collected payment.

By Wire.  To redeem shares, please contact a Dreyfus Investments Division representative by calling 1-800-346-3621 (1-718-895-1650 in New York) with information about your transaction.  Be sure the fund has your bank account information on file.  Proceeds will be wired to your bank.

By Computer.  You may redeem shares by accessing The Dreyfus Lion Remote System to confirm bank account information or select from multiple wire instructions.  Be sure to print a report of transactions for your records.

General Policies

Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund may be used by investors for short-term investments or for cash management purposes.  Therefore, although Dreyfus discourages excessive trading and other abusive trading practices, the fund has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares.  Dreyfus also believes that the fund is not a target of abusive trading practices because it seeks to maintain a high degree of share price stability.  However, frequent purchases and redemptions of the fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance.  Accordingly, the fund reserves the right to refuse any purchase request in the fund for any reason, including if there appears to be a pattern of short-term or excessive trading by an investor in another Dreyfus fund.

The fund also reserves the right to:

●	refuse any purchase request

●	change the minimum investment amount

●	delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)

●
“redeem in kind,” or make payments in securities rather than cash, if the amount being redeemed is deemed by Dreyfus to be large enough to affect fund operations.  Investors are urged to call Dreyfus Investments Division before effecting any large transactions.

The fund also may process purchase and sale orders and calculate its NAV on days the fund’s primary trading markets are open and the fund’s management determines to do so.

____________________________

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends.  The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.  The fund normally pays dividends once a month and capital gain distributions annually.  Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise.  There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account).  For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value.  The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares may result in a capital gain or loss for tax purposes.  A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

____________________________

SERVICES FOR FUND INVESTORS

Account statements

Every Dreyfus Fund investor automatically receives regular account statements.  Each investor will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

____________________________

FINANCIAL HIGHLIGHTS

As a new fund, financial highlights information is not available for the fund as of the date of this prospectus.

____________________________

FOR MORE INFORMATION

Dreyfus Institutional Income Advantage Fund
A series of The Dreyfus/Laurel Funds Trust
SEC file number:  811-00524

More information on this fund is available free upon request, including the following:

Statement of Additional Information (SAI)

Provides more details about the fund and its policies.  A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC).  The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

The fund generally discloses its complete schedule of portfolio holdings daily at www.dreyfus.com under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings.  The schedule of holdings for the fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

To obtain information:

By telephone  Call your Dreyfus Investments Division representative or 1-800-346-3621

By mail  Write to:
Dreyfus Investments Division
144 Glenn Curtiss Boulevard
Uniondale, NY  11556-0144

By E-mail Access Dreyfus Investments Division at
www.dreyfus.com.  You can obtain product information
and E-mail requests for information and literature.

On the Internet  Certain fund documents can be viewed online or downloaded from:
SEC  http://www.sec.gov
Dreyfus  http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2010 MBSC Securities Corporation

The information in this Prospectus is not complete and may be changed.  These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective.  The Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion, Dated June 25, 2010

DREYFUS INSTITUTIONAL INCOME ADVANTAGE FUND
_________________
Class/Ticker  Investor Shares DLAIX

PROSPECTUS June 30, 2010

As with all mutual funds, the Securities and
Exchange Commission has not approved or
disapproved these securities or passed upon the
adequacy of this prospectus.  Any representation to
the contrary is a criminal offense.

[LOGO]
BNY MELLON	®Dreyfus [LOGO]
ASSET MANAGEMENT

CONTENTS

FUND SUMMARY

Fund Summary

FUND DETAILS

Goal and Approach

Investment Risks

Management

SHAREHOLDER GUIDE

Buying and Selling Shares

Distributions and Taxes

Services for Fund Investors

Financial Highlights

FOR MORE INFORMATION

See back cover.

FUND SUMMARY

INVESTMENT OBJECTIVE

The fund seeks competitive interest income to the extent consistent with the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Investor Shares
Management fees	0.25%
Distribution and/or service (12b-1) fees	0.25%
Other expenses*	0.05%
Total annual fund operating expenses	0.55%
____________
*  Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investor Shares	1 Year	3 Years
	$56	$176

PORTFOLIO TURNOVER

The fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

PRINCIPAL INVESTMENT STRATEGY

The fund is designed to provide a high degree of share price stability while generating higher returns than money market funds over time and, thus, may be an investment alternative to money market funds and other fixed-income funds.  The fund is designed to serve as a complementary product to traditional stable value money market funds.  The fund is not a money market fund and will not seek to maintain a stable net asset value of $1.00 per share.  The fund’s share price will fluctuate and there can be no guarantee that the fund will generate higher returns than money market funds.

To help maintain a high degree of share price stability and preserve shareholders’ capital, the fund will maintain an average dollar-weighted portfolio maturity of 120 days or less.  In addition, the fund will only buy individual securities with remaining maturities of 13 months or less, or that have features with the effect of reducing their maturities to 13 months or less at the time of purchase.

The fund attempts to increase yields by trading to take advantage of short-term market variations.  This policy is expected to result in high portfolio turnover but should not adversely affect the fund since the fund usually does not pay brokerage commissions when purchasing short-term obligations.

The fund invests in a diversified portfolio of high-quality, short-term debt securities, including:  securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest; dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; and municipal securities.

The fund generally invests at least 95% of its assets in the securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating, or the unrated equivalent as determined by The Dreyfus Corporation (Dreyfus).  The fund may invest more than 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

PRINCIPAL RISKS

The fund is not a money market fund and will not seek to maintain a stable net asset value of $1.00 per share.  An investment in the fund is not a bank deposit.  It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  It is not a complete investment program.  The fund’s share price will fluctuate, which means you could lose money by investing in the fund.

Unlike a money market fund, the fund will not use the amortized cost method of valuation to maintain a stable share price of $1.00, although the fund may value certain portfolio securities at amortized cost.  The fund’s share price, which is its net asset value per share, will vary and reflect the effects of unrealized appreciation and depreciation and realized gains and losses.  In addition, the fund’s yield will fluctuate as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.  The following are the principal risks that could reduce the fund’s income level and/or share price:

●
Interest rate risk.  Prices of fixed-income securities tend to move inversely with changes in interest rates.  Typically, a rise in rates will adversely affect prices of fixed-income securities and, accordingly, the fund’s share price.  The longer the effective maturity and duration of the fund’s portfolio, the more the fund’s share price is likely to react to interest rates.

●
Credit risk.  Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price.  The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

●
Liquidity risk.  When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value.  In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates.  Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

●
Banking industry risk.  The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry.

●
Market risk.  The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest rates or adverse investor sentiment generally.  A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

●
Foreign investment risk.  The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

●
Government securities risk.  Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.  Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.  Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

●
U.S. Treasury securities risk.  A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

●
Municipal securities risk.  Investments in municipal securities may be affected by a variety of factors in the cities, states and regions in which the fund invests, as well as the municipal market as a whole.  Special factors, such as legislative changes and local and business developments, may adversely affect the yield and/or market value of the fund’s investments in municipal securities.  Other factors include the general conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue.  The secondary market for certain municipal securities tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal securities at attractive prices.

●	Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

PERFORMANCE

As a new fund, past performance information is not available for the fund as of the date of this prospectus.  Annual performance returns provide some indication of the risks of investing in the fund by showing changes in performance from year to year.  Comparison of fund performance to an appropriate index indicates how the fund’s average annual returns compare with those of a broad measure of market performance.  The fund’s past performance (before and after taxes) is no guarantee of future results.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is Dreyfus.  Patricia A. Larkin serves as the fund’s primary portfolio manager, a position she has held since the fund’s inception.  Ms. Larkin is a senior portfolio manager at Dreyfus, where she has been employed since 1981.

PURCHASE AND SALE OF FUND SHARES

The fund is designed for institutional investors.  In general, the fund’s minimum initial investment is $10,000,000.  Investors may sell their shares on any business day by wire or compatible computer facility.

TAX INFORMATION

Dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

FUND DETAILS

GOAL AND APPROACH

The fund seeks competitive interest income to the extent consistent with the maintenance of liquidity.  This objective may be changed by the fund’s board, upon 60 days’ prior notice to shareholders.  The fund is designed to provide a high degree of share price stability while generating higher returns than money market funds over time and, thus, may be an investment alternative to money market funds and other fixed-income funds.  The fund is designed to serve as a complementary product to traditional stable value money market funds.  The fund is not a money market fund and will not seek to maintain a stable net asset value of $1.00 per share.  The fund’s share price will fluctuate and there can be no guarantee that the fund will generate higher returns than money market funds.

To help maintain a high degree of share price stability and preserve shareholders’ capital, the fund will maintain an average dollar-weighted portfolio maturity of 120 days or less.  In addition, the fund will only buy individual securities with remaining maturities of 13 months or less, or that have features with the effect of reducing their maturities to 13 months or less at the time of purchase.  Dollar-weighted average maturity is an average of the stated maturities of the securities held by the fund, based on their dollar-weighted proportions in the fund.

The fund attempts to increase yields by trading to take advantage of short-term market variations.  This policy is expected to result in high portfolio turnover but should not adversely affect the fund since the fund usually does not pay brokerage commissions when purchasing short-term obligations.

The fund invests in a diversified portfolio of high-quality, short-term debt securities, including:

●	securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities

●	certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches

●	domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

●	dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

●	repurchase agreements, including tri-party repurchase agreements

●	asset-backed securities

●	municipal securities

The fund generally invests at least 95% of its assets in the securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating, or the unrated equivalent as determined by The Dreyfus Corporation (Dreyfus).  An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments.  An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.  The fund may invest more than 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

__________________________________

INVESTMENT RISKS

The fund is not a money market fund and will not seek to maintain a stable net asset value of $1.00 per share.  The fund’s principal risks are discussed below.  An investment in the fund is not a bank deposit.  It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  It is not a complete investment program.  The value of your investment in the fund will fluctuate, which means you could lose money.

Unlike a money market fund, the fund will not use the amortized cost method of valuation to maintain a stable share price of $1.00, although the fund may value certain portfolio securities at amortized cost.  The fund’s share price, which is its net asset value per share, will vary and reflect the effects of unrealized appreciation and depreciation and realized gains and losses.  In addition, the fund’s yield will fluctuate as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.  The following are the principal risks that could reduce the fund’s income level and/or share price:

●
Interest rate risk.  Prices of fixed-income securities tend to move inversely with changes in interest rates.  Typically, a rise in rates will adversely affect prices of fixed-income securities and, accordingly, the fund’s share price.  The longer the effective maturity and duration of the fund’s portfolio, the more the fund’s share price is likely to react to interest rates.

●
Credit risk.  Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price.  Although the fund invests only in high-quality debt securities, any of the fund’s holdings could have its credit rating downgraded or could default.  The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

●
Liquidity risk.  When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value.  In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates.  Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

●
Banking industry risk.  The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry.

●
Market risk.  The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest rates or adverse investor sentiment generally.  A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

●
Foreign investment risk.  The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

●
Government securities risk.  Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.  Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.  Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.  In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

●
U.S. Treasury securities risk.  A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.  Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

●
Municipal securities risk.  Investments in municipal securities may be affected by a variety of factors in the cities, states and regions in which the fund invests, as well as the municipal market as a whole.  Special factors, such as legislative changes and local and business developments, may adversely affect the yield and/or market value of the fund’s investments in municipal securities.  Other factors include the general conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue.  The secondary market for certain municipal securities tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal securities at attractive prices.

●	Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

In addition to the principal risks described above, the fund is subject to the following additional risks.

●
Call risk.  Some fixed-income securities give the issuer the option to call, or redeem, the securities before their maturity date.  If an issuer “calls” its security during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.  During periods of market illiquidity or rising interest rates, prices of “callable” issues are subject to increased price fluctuation.

●
Other potential risks.  Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities or hold cash.  Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market.  During such periods, the fund may not achieve its investment objective.

__________________________________

MANAGEMENT

The investment adviser for the fund is Dreyfus, 200 Park Avenue, New York, New York 10166.  Founded in 1947, Dreyfus manages approximately $282 billion in 190 mutual fund portfolios.  The fund has agreed to pay Dreyfus a management fee at the annual rate of 0.25% of the fund’s average daily net assets.  Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets.  BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team.  BNY Mellon has more than $22.3 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $12 trillion in outstanding debt.  Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success.  For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.  This approach is designed to provide each fund with a distinct, stable identity.

Patricia A. Larkin serves as the fund’s primary portfolio manager, a position she has held since the fund’s inception.  Ms. Larkin is a senior portfolio manager at Dreyfus, where she has been employed since 1981.

The fund’s Statement of Additional Information (SAI) provides additional portfolio manager information, including compensation, other accounts managed, and ownership of fund shares.

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and for the other funds in the Dreyfus Family of Funds.  Rule 12b-1 fees and shareholder services fees are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively.  Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services.  Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses paid by a fund to those intermediaries.  Because those payments are not made by fund shareholders or the fund, the fund’s total expense ratio will not be affected by any such payments.  These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary.  Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs.  These payments sometimes are referred to as “revenue sharing.”  From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you.  Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund.  Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures.  The primary purpose of the respective code is to ensure that personal trading by employees does not disadvantage any fund managed by Dreyfus or its affiliates.

__________________________________

SHAREHOLDER GUIDE

BUYING AND SELLING SHARES

The fund is designed for institutional investors, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity.  Generally, each investor will be required to open a single master account with the fund for all purposes.  In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity.  An institution may arrange with the fund’s transfer agent for sub-accounting services and will be charged directly for the cost of such services.  Institutions purchasing Investor shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.  The fund offers another class of shares, which is described in a separate prospectus.  Institutions purchasing fund shares on behalf of their clients determine which class is suitable for their clients.

Investor shares are subject to an annual Rule 12b-1 fee of 0.25% paid to the fund’s distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance.  Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

Valuing Shares

Your price for Investor shares is the net asset value per share (NAV).

Dreyfus generally calculates fund NAVs as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the NYSE or the transfer agent (as on Good Friday) is open for regular business.  Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity, and shares purchased will receive the dividend declared on the next business day.  When calculating NAVs, Dreyfus generally values fixed-income investments based on values supplied by an independent pricing service approved by the fund’s board.  The pricing service’s procedures are reviewed under the general supervision of the board.  Certain short-term portfolio securities, such as repurchase agreements, may be valued at amortized cost, which does not take into account unrealized gains or losses.  If market quotations or prices from a pricing service are not readily available, or are determined not to reflect accurately fair value, the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board.  Fair value of investments may be determined by the fund’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances.  Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values.  Foreign securities held by the fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors have no access to the fund.

How to Buy Shares

By Wire.  To open an account by wire, or purchase additional shares, please contact a Dreyfus Investments Division representative by calling 1-800-346-3621 (1-718-895-1650 in New York) for more information.

By Computer.  You may input new account data and retrieve an account number for your records by accessing The Dreyfus Lion Remote System.  Be sure to print a report of transactions for your records.  Please contact the Dreyfus Investments Division by calling 1-800-346-3621 (1-718-895-1650 in New York) for more information about The Dreyfus Lion Remote System or any other compatible computerized trading system.

Minimum investments

	Initial	Additional

Investor Shares	$10,000,000*	none
_________________
* The minimum initial investment in Investor shares is $10,000,000, unless the investor has, in the opinion of Dreyfus Investments Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 in the fund.

How to Sell Shares

Investors may sell (redeem) shares at any time.  Shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity.  If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 4:00 p.m. Eastern time, the shares will receive the dividend declared on that day and the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day.

The processing of redemptions and the delivery of the proceeds may be delayed beyond the next business day, depending on the circumstance, for any period (i) during which the NYSE is closed (other than on holidays or weekends), or during which trading on the NYSE is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by the fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders.  For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares being sold, it may delay sending the proceeds for up to eight business days or until it has collected payment.

By Wire.  To redeem shares, please contact a Dreyfus Investments Division representative by calling 1-800-346-3621 (1-718-895-1650 in New York) with information about your transaction.  Be sure the fund has your bank account information on file.  Proceeds will be wired to your bank.

By Computer.  You may redeem shares by accessing The Dreyfus Lion Remote System to confirm bank account information or select from multiple wire instructions.  Be sure to print a report of transactions for your records.

General Policies

Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund may be used by investors for short-term investments or for cash management purposes.  Therefore, although Dreyfus discourages excessive trading and other abusive trading practices, the fund has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares.  Dreyfus also believes that the fund is not a target of abusive trading practices because it seeks to maintain a high degree of share price stability.  However, frequent purchases and redemptions of the fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance.  Accordingly, the fund reserves the right to refuse any purchase request in the fund for any reason, including if there appears to be a pattern of short-term or excessive trading by an investor in another Dreyfus fund.

The fund also reserves the right to:

●	refuse any purchase request

●	change the minimum investment amount

●	delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)

●
“redeem in kind,” or make payments in securities rather than cash, if the amount being redeemed is deemed by Dreyfus to be large enough to affect fund operations.  Investors are urged to call Dreyfus Investments Division before effecting any large transactions.

The fund also may process purchase and sale orders and calculate its NAV on days the fund’s primary trading markets are open and the fund’s management determines to do so.

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DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends.  The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.  The fund normally pays dividends once a month and capital gain distributions annually.  Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise.  There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account).  For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value.  The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares may result in a capital gain or loss for tax purposes.  A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

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SERVICES FOR FUND INVESTORS

Account statements

Every Dreyfus Fund investor automatically receives regular account statements.  Each investor will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

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FINANCIAL HIGHLIGHTS

As a new fund, financial highlights information is not available for the fund as of the date of this prospectus.

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FOR MORE INFORMATION

Dreyfus Institutional Income Advantage Fund
A series of The Dreyfus/Laurel Funds Trust
SEC file number:  811-00524

More information on this fund is available free upon request, including the following:

Statement of Additional Information (SAI)

Provides more details about the fund and its policies.  A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC).  The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

The fund generally discloses its complete schedule of portfolio holdings daily at www.dreyfus.com under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings.  The schedule of holdings for the fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

To obtain information:

By telephone  Call your Dreyfus Investments Division representative or 1-800-346-3621

By mail  Write to:
Dreyfus Investments Division
144 Glenn Curtiss Boulevard
Uniondale, NY  11556-0144

By E-mail  Access Dreyfus Investments Division at
www.dreyfus.com.  You can obtain product information
and E-mail requests for information and literature.

On the Internet  Certain fund documents can be viewed online or downloaded from:
SEC  http://www.sec.gov
Dreyfus  http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2010 MBSC Securities Corporation

The information in this Statement of Additional Information is not complete and may be changed.  These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective.  The Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion, June 25, 2010

THE DREYFUS/LAUREL FUNDS TRUST

DREYFUS INSTITUTIONAL INCOME ADVANTAGE FUND
(Class/Ticker: Investor shares/DLAIX and Institutional shares/DLASX)

STATEMENT OF ADDITIONAL INFORMATION
June 30, 2010

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the current Prospectus for each class of shares of Dreyfus Institutional Income Advantage Fund (the “Fund”), dated June 30, 2010, as each Prospectus may be revised from time to time.  The Fund is a separate, diversified portfolio of The Dreyfus/Laurel Funds Trust (the “Trust”), an open-end management investment company, known as a mutual fund, that is registered with the Securities and Exchange Commission (“SEC”).  To obtain a copy of the Prospectus for a class of shares of the Fund, please call your financial adviser, or write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or, in the case of institutional investors, call one of the following numbers:

Outside New York State -- Call Toll Free 1-800-346-3621
In New York State -- Call 1-718-895-1650

Individuals or entities for whom institutions may purchase or redeem Fund shares may write to the Fund at the above address or call toll free 1-800-554-4611 to obtain a copy of the Prospectus for a class of shares of the Fund.

DESCRIPTION OF THE TRUST AND FUND

The Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts on March 30, 1979.  The Trust is an open-end management investment company comprised of separate portfolios, including the Fund, each of which is treated as a separate fund.  The Fund is diversified, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer, nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the Fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”) is the distributor of the Fund’s shares.

Certain Portfolio Securities

The following information supplements and should be read in conjunction with the Fund’s Prospectuses.

U.S. Treasury Securities.  The Fund may invest in U.S. Treasury securities which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance.  Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

U.S. Government Securities.  The Fund may invest, in addition to U.S. Treasury securities, in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.  Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality.  These securities bear fixed, floating or variable rates of interest.  Interest may fluctuate based on generally recognized reference rates or the relationship of rates.  While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

Bank Obligations.  The Fund may purchase certificates of deposit (“CDs”), time deposits (“TDs”), bankers’ acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

CDs are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

TDs are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.

Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer.  These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity.  The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

The Fund may invest in TDs and CDs issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, and domestic and foreign branches of foreign banks.  The Fund is authorized to purchase CDs issued by banks, savings and loan associations and similar institutions with less than $1 billion in assets, the deposits of which are insured by the Federal Deposit Insurance Corporation (“FDIC”), provided the Fund purchases any such CD in a principal amount of no more than an amount that would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC.  Interest payments on such a CD are not insured by the FDIC.  The Fund would not own more than one such CD per such issuer.

Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC.  Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join.  In addition, state banks whose CDs may be purchased by the Fund are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending on the principal amount of the CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation.  As a result of Federal and state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Fund generally, among other things, are required to maintain specified levels of reserves and are subject to other supervision and regulation designed to promote financial soundness.  However, not all of such laws and regulations apply to the foreign branches of domestic banks.

CDs held by the Fund, other than those issued by banks with less than $1 billion in assets as described above, do not benefit materially, and time deposits do not benefit at all, from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC.

Obligations of foreign branches and foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation.  Such obligations are subject to different risks than are those of domestic banks.  These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income.  Foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements.  In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office.  A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states may be required to:  (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches or foreign subsidiaries of domestic banks, or by foreign branches or domestic branches of foreign banks, the Manager carefully evaluates such investments on a case-by-case basis.

Commercial Paper.  The Fund may purchase commercial paper consisting of short-term, unsecured promissory notes issued to finance short-term credit needs.  The commercial paper purchased by the Fund will consist only of direct obligations issued by domestic and foreign entities.  The other corporate obligations in which the Fund may invest consist of high quality, U.S. dollar-denominated short-term bonds and notes (including variable amount master demand notes).

Floating and Variable Rate Obligations.  The Fund may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months.  Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower.  These obligations permit daily changes in the amounts borrowed.  Such obligations may be secured by letters of credit or other credit support arrangements provided by banks.  Changes in the credit quality of banks and other financial institutions that provide such credit or liquidity enhancements to the Fund’s portfolio securities could cause losses to the Fund and affect its share price.  Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest.  Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

Asset-Backed Securities.  The Fund may purchase asset-backed securities, which are securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets.  Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements.  The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institution providing the credit support.

Repurchase Agreements.  The Fund may enter into repurchase agreements.  In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price.  The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security.  The Fund’s custodian or sub-custodian engaged in connection with tri-party repurchase agreement transactions will have custody of, and will segregate, securities acquired by the Fund under a repurchase agreement.  In connection with its third-party repurchase transactions, the Fund will engage only eligible sub-custodians that meet the requirements set forth in Section 17(f) of the Investment Company Act of 1940, as amended (the “1940 Act”).  Repurchase agreements are considered by the staff of the SEC to be loans by the Fund.  Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.  The Fund may engage in repurchase agreement transactions that are collateralized by U.S. Government securities (which are deemed to be “collateralized fully” pursuant to the 1940 Act) or collateralized by securities other than U.S. Government securities, such as corporate bonds, asset-backed securities and privately-issued mortgage-related securities, of investment grade or below investment grade credit quality (“credit collateral”).  Transactions that are collateralized fully enable the Fund to look to the collateral for diversification purposes under the 1940 Act.  Conversely, transactions secured with credit collateral require the Fund to look to the counterparty to the repurchase agreement for determining diversification.  Because credit collateral is subject to certain credit and liquidity risks that U.S. Government securities are not subject to, the amount of collateral posted in excess of the principal value of the repurchase agreement is expected to be higher in the case of repurchase agreements secured with credit collateral compared to repurchase agreements secured with U.S. Government securities.  Fixed-income securities rated Baa/BBB or higher by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings (“Fitch” and together with Moody’s and S&P, the “Rating Agencies”) are known as investment grade bonds.  Investment grade and below investment grade bonds involve degrees of credit risks, which relate to the likelihood that the bond issuer will pay interest and repay principal on a timely basis.  Fixed-income securities rated Ba/BB or lower by Moody’s, S&P and Fitch are regarded as below investment grade (i.e., “junk” bonds) and are considered speculative in terms of the issuer’s creditworthiness.  In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.

Foreign Government Obligations; Securities of Supranational Entities.  The Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Manager to be of comparable quality to the other obligations in which the Fund may invest.  Such securities also include debt obligations of supranational entities.  Supranational entities include organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies.  Examples include the International Bank of Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

Municipal Obligations.  The Fund may invest in debt securities issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal and personal income taxes (collectively, “Municipal Obligations”).  Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities.  Municipal Obligations are classified as general obligation bonds, revenue bonds and notes.  General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest.  Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power.  Tax exempt industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued.  Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.  Municipal Obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities.  Municipal Obligations also include certain private activity bonds (a type of revenue bond), the income from which is subject to the alternative minimum tax.  Municipal Obligations bear fixed, floating or variable rates of interest.

While, in general, Municipal Obligations are tax exempt securities having relatively low yields as compared to taxable, non-municipal obligations of similar quality, certain Municipal Obligations are taxable obligations, offering yields comparable to, and in some cases greater than, the yields available on other permissible Fund investments.  Dividends received by shareholders on Fund shares which are attributable to interest income received by the Fund from Municipal Obligations generally will be subject to Federal income tax.  The Fund may invest in Municipal Obligations, the ratings of which correspond with the ratings of other permissible Fund investments.  The Fund currently intends to invest no more than 25% of its assets in Municipal Obligations.  However, this percentage may be varied from time to time without shareholder approval.

For the purpose of diversification under the 1940 Act, the identification of the issuer of Municipal Obligations depends on the terms and conditions of the security.  When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer.  Similarly, in the case of an industrial development bond, if the bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer.  If, however, in either case, the creating government or some other entity guarantees a security, such a guaranty would be considered a separate security and would be treated as an issue of such government or other entity.

Certain municipal lease/purchase obligations in which the Fund may invest may contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis.  Although “non-appropriation” lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult.  In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, the Manager will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funds for the leased property.

The Fund also may purchase various derivative products whose value is tied to underlying Municipal Obligations.  The principal types of derivative products are described below.

1.
Tax Exempt Participation Interests.  Tax exempt participation interests (such as industrial development bonds and municipal lease/purchase agreements) give the Fund an undivided interest in a Municipal Obligation in the proportion that the Fund’s participation interest bears to the total principal amount of the Municipal Obligation.  Participation interests may have fixed, floating or variable rates of interest and are frequently backed by an irrevocable letter of credit or guarantee of a bank.

2.
Tender Option Bonds.  Tender option bonds grant the holder an option to tender an underlying Municipal Obligation at par plus accrued interest at specified intervals to a financial institution that acts as a liquidity provider.  The holder of a tender option bond effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate.

3.
Custodial Receipts.  In a typical custodial receipt arrangement, an issuer of a Municipal Obligation deposits it with a custodian in exchange for two classes of custodial receipts.  One class has the characteristics of a typical auction rate security, where at specified intervals its interest rate is adjusted and ownership changes.  The other class’ interest rate also is adjusted, but inversely to changes in the interest rate of the first class.

4.
Structured Notes.  Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, therefore, may not have an active trading market.  When the Fund purchases a structured note, it will make a payment of principal to the counterparty.  Some structured notes have a guaranteed repayment of principal while others place a portion (or all) of the principal at risk.  The possibility of default by the counterparty or its credit provider may be greater for structured notes than for other types of money market instruments.

Illiquid Securities.  The Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund’s investment objective.  These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice.  As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund’s net assets could be adversely affected.

Investment Techniques

The following information supplements and should be read in conjunction with the Fund’s Prospectuses.

Borrowing Money.  The Fund is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets.  The Fund, however, currently intends to borrow money only for temporary or emergency (not leveraging) purposes.  While such borrowings exceed 5% of the value of the Fund’s total assets, the Fund will not make any additional investments.  In addition, the Fund may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements, as described below under “Reverse Repurchase Agreements.”

Reverse Repurchase Agreements.  The Fund may enter into reverse repurchase agreements with banks, brokers or dealers.  Reverse repurchase agreements involve the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security.  The Fund retains the right to receive interest and principal payments on the security.  The Fund will use the proceeds of reverse repurchase agreements only to make investments which generally either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the expiration of the reverse repurchase agreement.  At an agreed upon future date, the Fund repurchases the security, at principal, plus accrued interest.  As a result of these transactions, the Fund is exposed to greater potential fluctuations in the value of its assets and its net asset value (“NAV”) per share.  These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased.  The Trust’s Board of Trustees (the “Board” or “Board members”) has considered the risks to the Fund and its shareholders which may result from the entry into reverse repurchase agreements and has determined that the entry into such agreements is consistent with the Fund’s investment objective and management policies.  The Fund will segregate permissible liquid assets equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the SEC.

Lending Portfolio Securities.  The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions.  In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities.  The Fund also has the right to terminate a loan at any time.  The Fund may call the loan to vote proxies if a material issue affecting the Fund’s investment is to be voted upon.  Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund’s total assets (including the value of all assets received as collateral for the loan).  The Fund will receive collateral consisting of cash or cash equivalents, U.S. Government securities, or other high quality liquid debt securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.  If the collateral consists of securities, the borrower will pay the Fund a loan premium fee.  If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment.  The Fund may participate in a securities lending program operated by The Bank of New York Mellon, as lending agent (the “Lending Agent”).  The Lending Agent will receive a percentage of the total earnings of the Fund derived from lending its portfolio securities.  Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.  Loans are made only to borrowers that are deemed by the Manager to be of good financial standing.  In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral.  The Fund will minimize this risk by limiting the investment of cash collateral to high quality short term instruments of the type in which the Fund may invest or repurchase agreements.

Interfund Borrowing and Lending Program.  Pursuant to an exemptive order issued by the SEC, the Fund may lend to, and/or borrow money from, certain other funds advised by the Manager or its affiliates.  All interfund loans and borrowings must comply with the conditions set forth in the exemptive order, which are designed to ensure fair and equitable treatment of all participating funds.  The Fund’s participation in the Interfund Borrowing and Lending Program must be consistent with its investment policies and limitations.  The Fund will borrow through the Program only when the costs are equal to or lower than the costs of bank loans, and will lend through the Program only when the returns are higher than those available from an investment in repurchase agreements.  Interfund loans and borrowings are normally expected to extend overnight, but can have a maximum duration of seven days.  Loans may be called on one day’s notice.  Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Forward Commitments.  The Fund may purchase portfolio securities on a forward commitment or when-issued basis, which means that delivery and payment take place in the future after the date of the commitment to purchase.  The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty.  The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.  The Fund will segregate permissible liquid assets at least equal at all times to the amount of the purchase commitment.

Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates.  Securities purchased on a when-issued basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery.  Purchasing securities on a forward commitment or when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.  Purchasing securities on a forward commitment or when-issued basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund’s net assets and its NAV per share.

Stand-By Commitments.  The Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in its portfolio.  Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund’s option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options.  The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand.  The Fund will acquire stand-by commitments solely to facilitate its portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.  The Fund may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Obligation and similarly decreasing such security’s yield to investors.

Certain Investment Considerations and Risks

General.  The Fund attempts to increase yields by trading to take advantage of short-term market variations.  This policy is expected to result in high portfolio turnover but should not adversely affect the Fund since the Fund usually does not pay brokerage commissions when purchasing portfolio securities.  The value of the portfolio securities held by the Fund will vary inversely to changes in prevailing interest rates.  Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost.  Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost.  In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.

Fixed-Income Securities.  The Fund generally invests at least 95% of its assets in the securities of issuers with the highest credit rating by Moody’s, S&P or Fitch, with the remainder invested in securities with the second-highest credit rating, or the unrated equivalents as determined by the Manager.  Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations.  Certain securities that may be purchased by the Fund, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal.  The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer.  Once the rating of a portfolio security held by the Fund has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.  See “Appendix” for a general description of the Rating Agencies’ ratings.

To the extent the ratings given by a Rating Agency change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment policies described in the Fund’s Prospectuses and this SAI.  The ratings of the Rating Agencies represent their opinions as to the quality of the securities which they undertake to rate.  It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality.  Although these ratings may be an initial criterion for selection of portfolio investments, the Manager also will evaluate these securities and the creditworthiness of the issuers of such securities based upon financial and other available information.

Bank Securities.  To the extent the Fund’s investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments.  Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank’s lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses.  In addition, the value of and the investment return on the Fund’s shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions.

Foreign Securities.  The Fund may invest in dollar-denominated securities issued by foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks and commercial paper issued by foreign issuers and foreign government obligations.  Accordingly, the Fund may be subject to additional investment risks with respect to those securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers, although such obligations may be higher yielding when compared to the securities of U.S. domestic issuers.  Such risks include possible future political and economic developments, seizure or nationalization of foreign deposits, imposition of foreign withholding taxes on interest income payable on the securities, establishment of exchange controls or adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

Investment Restrictions

The Fund has adopted investment restrictions numbered 1 through 9 as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities.  The Fund’s investment objective and investment restrictions numbered 10 through 14 are not fundamental policies and may be changed by a vote of a majority of the Board members at any time.  Except as described below or as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not:

1.
Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Fund’s total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities and securities of other investment companies may be purchased, without regard to any such limitation.

2.	Hold more than 10% of the outstanding voting securities of any single issuer. This Investment Restriction applies only with respect to 75% of the Fund’s total assets.

3.
Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued by banks or issued or guaranteed by the U.S. Government, its agencies or instrumentalities or as otherwise permitted by the SEC.

4.
Invest in physical commodities or physical commodities contracts, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices, and enter into swap agreements and other derivative instruments.

5.
Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts and may acquire and hold real estate or interests therein through exercising rights or remedies with regard to such securities.

6.	Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund’s total assets).

7.
Lend any securities or make loans to others, except to the extent permitted under the 1940 Act (which currently limits such loans to no more than 33-1/3% of the value of the Fund’s total assets).  For purposes of this Investment Restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Fund.  Any loans of portfolio securities will be made according to guidelines established by the SEC and the Trust’s Board.

8.
Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

9.
Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund’s borrowing policies.  For purposes of this Investment Restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or options and other derivative instruments, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of senior security.

10.
Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, options on futures contracts, swaps and other derivative instruments, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this Investment Restriction.

11.	Invest in the securities of a company for the purpose of exercising management or control, but the Fund will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

12.
Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities that are illiquid, if, in the aggregate, more than 15% of the value of the Fund’s net assets would be so invested.

13.	Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

14.
Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued, forward commitment or delayed-delivery basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to permitted transactions.

The Fund also has adopted a policy prohibiting it from operating as a fund-of-funds in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.  With respect to Investment Restriction No. 6, however, if borrowings exceed 33-1/3% of the value of the Fund’s total assets as a result of changes in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.

MANAGEMENT OF THE TRUST AND FUND

Board of the Trust

Board’s Oversight Role in Management.  The Board’s role in management of the Trust is oversight.  As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust, primarily the Manager and its affiliates, have responsibility for the day-to-day management of the Fund, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk).  As part of its oversight, the Board, acting at its scheduled meetings, or the Chairman, acting between Board meetings, regularly interacts with and receives reports from senior personnel of service providers, including the Manager’s Chief Investment Officer (or a senior representative of his office), the Trust’s and the Manager’s Chief Compliance Officer and portfolio management personnel.  The Board’s audit committee (which consists of all Board members) meets during its scheduled meetings, and between meetings the audit committee chair maintains contact, with the Trust’s independent registered public accounting firm and the Trust’s Chief Financial Officer.  The Board also receives periodic presentations from senior personnel of the Manager or its affiliates regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas, such as business continuity, anti-money laundering, personal trading, valuation, credit, investment research and securities lending.  The Board has adopted policies and procedures designed to address certain risks to the Fund.  In addition, the Manager and other service providers to the Fund have adopted a variety of policies, procedures and controls designed to address particular risks to the Fund.  Different processes, procedures and controls are employed with respect to different types of risks.  However, it is not possible to eliminate all of the risks applicable to the Trust.  The Board also receives reports from counsel to the Trust or counsel to the Manager and the Board’s own independent legal counsel regarding regulatory compliance and governance matters.  The Board’s oversight role does not make the Board a guarantor of the Trust’s investments or activities.

Board Composition and Leadership Structure.  The 1940 Act requires that at least 40% of the Trust’s Board members not be “interested persons” (as defined in the 1940 Act) of the Trust and as such are not affiliated with the Manager (“Independent Board members”).  To rely on certain exemptive rules under the 1940 Act, a majority of the Trust’s Board members must be Independent Board members, and for certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Independent Board members.  Currently, all of the Trust’s Board members, including the Chairman of the Board, are Independent Board members, although the Board could in the future determine to add Board members who are not Independent Board members.  The Board has determined that its leadership structure, in which the Chairman of the Board is not affiliated with the Manager, is appropriate in light of the services that the Manager and its affiliates provide to the Trust and potential conflicts of interest that could arise from these relationships.

Information About Each Board Member’s Experience, Qualifications, Attributes or Skills.  Board members of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships for the past five years, are shown below.  Each of the Trust’s Board members also serves as a Board member of The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, Dreyfus Investment Funds and Dreyfus Funds, Inc. (collectively with the Trust, the “Board Group Open-End Funds”) and Dreyfus High Yield Strategies Fund.

Name (Age) Position with Company (Since)	Principal Occupation During Past 5 Years	Other Public Company Board Memberships During Past 5 Years

Joseph S. DiMartino (66) Chairman of the Board (1999)	Corporate Director and Trustee	CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997 - present)

The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000 - present)

Sunair Services Corporation, a provider of certain outdoor-related services to homes and business, Director (2005 - 2009)

James M. Fitzgibbons (75) Director (1994)	Corporate Director and Trustee	Bill Barrett Corporation, an oil and natural gas exploration company, Director (2004 - present)

Kenneth A. Himmel (64) Director (1994)	President and CEO, Related Urban Development, a real estate development company (1996 - present)	N/A

President and CEO, Himmel & Company, a real estate development company (1980 - present)

CEO, American Food Management, a restaurant company (1983 - present)

Stephen J. Lockwood (63) Director (1994)	Chairman of the Board, Stephen J. Lockwood and Company LLC, a real estate investment company (2000 - present)	N/A

Roslyn M. Watson (60) Director (1994)	Principal, Watson Ventures, Inc., a real estate investment company (1993 - present)	N/A

Benaree Pratt Wiley (64) Director (1998)	Principal, The Wiley Group, a firm specializing in strategy and business development (2005 - present)	CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008 - present)

President and CEO, The Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA (1991 - 2005)

Each Board member has been a Board member of the Trust and other Dreyfus mutual funds for over ten years.  Additional information about each Board member follows (supplementing the information provided in the table above) that describes some of the specific experiences, qualifications, attributes or skills that each Board member possesses which the Board believes has prepared them to be effective Board members.  The Board believes that the significance of each Board member’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Board member may not have the same value for another) and that these factors are best evaluated at the board level, with no single Board member, or particular factor, being indicative of board effectiveness.  However, the Board believes that Board members need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Fund management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties; the Board believes that its members satisfy this standard.  Experience relevant to having this ability may be achieved through a Board member’s educational background; business, professional training or practice (e.g., medicine, accounting or law), public service or academic positions; experience from service as a board member (including the Board of the Trust) or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences.  The charter for the Board’s nominating committee contains certain other factors considered by the committee in identifying and evaluating potential Board member nominees.  To assist them in evaluating matters under federal and state law, the Board members are counseled by their own independent legal counsel, who participates in Board meetings and interacts with the Manager, and also may benefit from information provided by the Manager’s counsel; counsel to the Fund and to the Board have significant experience advising funds and fund board members.  The Board and its committees have the ability to engage other experts as appropriate.  The Board evaluates its performance on an annual basis.

●
Joseph S. DiMartino – Mr. DiMartino has been the Chairman of the Board of the funds in the Dreyfus Family of Funds for over 15 years.  From 1971 through 1994, Mr. DiMartino served in various roles as an employee of Dreyfus (prior to its acquisition by a predecessor of The Bank of New York Mellon Corporation (“BNY Mellon”) in August 1994 and related management changes), including portfolio manager, President, Chief Operating Officer and a Director.  He ceased being an employee or Director of Dreyfus by the end of 1994.  From July 1995 to November 1997, Mr. DiMartino served as Chairman of the Board of The Noel Group, a public buyout firm; in that capacity, he helped manage, acquire, take public and liquidate a number of operating companies.  Mr. DiMartino has been a Director of The Muscular Dystrophy Association since 1986.

●
James M. Fitzgibbons – In addition to his tenure as a Board member of various Dreyfus mutual funds, or their predecessor funds, Mr. Fitzgibbons has also served as an officer or a board member of numerous public and private companies for over 40 years.  These positions included serving as Chairman of the Board of Davidson Cotton Company and as Chairman of the Board of Fieldcrest Cannon, Inc., a publicly traded diversified textile company.  He also has served as President of the American Textile Manufacturers Institute (the domestic industry’s trade association) and Chairman of the Board of the Tanners’ Council of America (the U.S. leather manufacturing trade group).  He has been a board member of Fiduciary Trust Company of Boston and of Brookline Savings Bank and a board member of significant charitable and non-profit organizations.

●
Kenneth A. Himmel – In addition to his tenure as a Board member of various Dreyfus mutual funds, or their predecessor funds, Mr. Himmel has over 30 years experience as a business entrepreneur, primarily focusing on real estate development.  Mr. Himmel is President and Chief Executive Officer of Related Urban Development, a leading developer of large-scale mixed-use properties and a division of Related Companies, L.P.

●
Stephen J. Lockwood – In addition to his tenure as a Board member of various Dreyfus mutual funds, or their predecessor funds, Mr. Lockwood’s business experience of over 40 years includes being a Board member and/or officer of various financial institutions, including insurance companies, real estate investment companies and venture capital firms.  Mr. Lockwood serves as Managing Director and Chairman of the Board of Stephen J. Lockwood & Company, LLC, a real estate investment company.  Mr. Lockwood was formerly the Vice Chairman and a member of the Board of Directors of HCC Insurance Holdings, Inc., a New York Stock Exchange-listed insurance holding company.

●
Roslyn M. Watson – In addition to her tenure as a Board member of various Dreyfus mutual funds, or their predecessor funds, Ms. Watson has been a business entrepreneur in commercial and residential real estate for over 15 years.  Ms. Watson currently serves as President and Founder of Watson Ventures, Inc. a real estate development investment firm, and her current board memberships include American Express Bank, FSB, SBLI USA Mutual Life Insurance Company, Inc., The Hyams Foundation, Inc., Pathfinder International and Simmons College.  Previously, she held various positions in the public and private sectors, including General Manager for the Massachusetts Port Authority.  She has received numerous awards, including the Woman of Achievement award from the Boston Big Sister Association and the Working Woman of the Year Award from Working Woman Magazine.

●
Benaree Pratt Wiley – In addition to her tenure as a Board member of various Dreyfus mutual funds, Ms. Wiley has been a business entrepreneur and management consultant for over 18 years.  Ms. Wiley is a Principal of The Wiley Group, a firm specializing in personnel strategy, talent management and leadership development primarily for global insurance and consulting firms.  Prior to that, Ms. Wiley served as the President and Chief Executive Officer of The Partnership, Inc., a talent management organization for multicultural professionals in the greater Boston region.  Ms. Wiley currently serves on the board of Blue Cross Blue Shield of Massachusetts and is chair of the advisory board of PepsiCo African-American, and she has served on the boards of several public companies and charitable organizations.

Additional Information About the Board and its Committees.  Board members are elected to serve for an indefinite term.  The Trust has standing audit and nominating committees, each comprised of its Independent Board members.  The function of the audit committee is (i) to oversee the Trust’s accounting and financial reporting processes and the audits of the Fund’s financial statements and (ii) to assist in the Board’s oversight of the integrity of the Fund’s financial statements, the Fund’s compliance with legal and regulatory requirements and the independent registered public accounting firm’s qualifications, independence and performance.  The Trust’s nominating committee is responsible for selecting and nominating persons as members of the Board for election or appointment by the Board and for election by shareholders.  In evaluating potential nominees, including any nominees recommended by shareholders, the committee takes into consideration various factors, listed in the nominating committee charter, including character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of the Fund and its shareholders.  The nominating committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Trust, c/o The Dreyfus Corporation, Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166, which includes information regarding the recommended nominee as specified in the nominating committee charter.  The Trust also has a standing compensation committee comprised of Ms. Watson (Chair), Mr. Fitzgibbons and Ms. Wiley.  The function of the compensation committee is to establish the appropriate compensation for serving on the Board.  The Trust also has a standing pricing committee comprised of any one Board member.  The function of the pricing committee is to assist in valuing the Fund’s investments.

The table below indicates the dollar range of each Board member’s ownership of shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, as of December 31, 2009.  As the Fund had not commenced offering its shares prior to the date of this SAI, no Fund shares were owned by any Board members.

Name of Board Member	Aggregate Holding of Funds in the Dreyfus Family of Funds for which Responsible as a Board Member

Joseph S. DiMartino	Over $100,000

James M. Fitzgibbons	Over $100,000

Kenneth A. Himmel	$50,001-$100,000

Stephen J. Lockwood	Over $100,000

Roslyn M. Watson	$10,001-$50,000

Benaree Pratt Wiley	$50,001-$100,000

As of December 31, 2009, none of the Board members or their immediate family members owned securities of the Manager, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

No officer or employee of Dreyfus or the Distributor (or of any parent, subsidiary or affiliate thereof) receives any compensation from the Trust for serving as an officer or Board member of the Trust.  The Board Group Open-End Funds will pay each Board member who is an Independent Board member $60,000 per annum, plus $7,000 per joint Board Group Open-End Funds Board meeting attended, $2,500 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that are conducted by telephone.  Each Emeritus Board member is entitled to receive an annual retainer of one-half the amount paid as a retainer at the time the Board member became Emeritus and a per meeting attended fee of one-half the amount paid to Board members.

The Board Group Open-End Funds also reimburse each Independent Board member for travel and out-of-pocket expenses.  With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts).  The Chair of each of the Board’s committees, unless the Chair also serves as Chairman of the Board, will receive $1,350 per applicable committee meeting.  In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus High Yield Strategies Fund, the $2,500 or $2,000 fee, as applicable, is allocated between the Board Group Open-End Funds and Dreyfus High Yield Strategies Fund.

The aggregate amount of compensation estimated to be paid to each Board member by the Trust for the Fund’s fiscal year ending May 31, 2011 is, and the amount paid to each Board member by all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member’s total compensation) during the year ended December 31, 2009 was, as follows:

Name of Board Member	Aggregate Estimated Compensation From the Trust*	Total Compensation From the Trust and Fund Complex Paid To Board Member(**)

Joseph S. DiMartino	$20,625	$873,427	(192)
James M. Fitzgibbons	$16,500	$94,500	(42)
J. Tomlinson Fort†	$10,500	$49,250	(22)
Kenneth A. Himmel	$16,500	$91,500	(42)
Stephen J. Lockwood	$16,500	$93,000	(42)
Roslyn M. Watson	$16,500	$102,000	(42)
Benaree Pratt Wiley	$16,500	$225,881	(84)

___________________________

*  Amount does not include the cost of office space, secretarial services and health benefits for the Chairman and expenses reimbursed to Board members for attending Board meetings, which are estimated in the aggregate to amount to $4,100.

**  Represents the number of separate portfolios comprising the investment companies of the Fund Complex, including the Fund, for which the Board member serves.

†  Emeritus Board member as of April 12, 2008.

Officers of the Trust

BRADLEY J. SKAPYAK, President since January 2010.  Chief Operating Officer and a director of the Manager since June 2009.  From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager.  He is an officer of 76 investment companies (comprised of 167 portfolios) managed by the Manager.  He is 51 years old and has been an employee of the Manager since February 1988.

PHILLIP N. MAISANO, Executive Vice President since July 2007.  Chief Investment Officer, Vice Chair and a director of the Manager, and an officer of 76 investment companies (comprised of 167 portfolios) managed by the Manager.  Mr. Maisano also is an officer and/or board member of certain other investment management subsidiaries of BNY Mellon, each of which is an affiliate of the Manager.  He is 63 years old and has been an employee of the Manager since November 2006.  Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.

JAMES WINDELS, Treasurer since November 2001. Director-Mutual Fund Accounting of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager.  He is 51 years old and has been an employee of the Manager since April 1985.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.  Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager.  He is 50 years old and has been an employee of the Manager since October 1991.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.  Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager.  She is 37 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.  Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager.  He is 43 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.  Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager.  She is 54 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.  Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager.  He is 48 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.  Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager.  She is 35 years old and has been an employee of the Manager since February 2001.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.  Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager.  She is 47 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.  Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager.  He is 46 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.  Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager.  She is 40 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.  Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager.  He is 58 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.  Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager.  He is 45 years old and has been an employee of the Manager since October 1990.

RICHARD S. CASSARO, Assistant Treasurer since January 2008.  Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager.  He is 51 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005. Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since December 2002.  Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager.  He is 46 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.  Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager.  He is 43 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.  Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager.  He is 43 years old and has been an employee of the Manager since November 1990.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since July 2002.  Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 73 investment companies (comprised of 186 portfolios) managed by the Manager.  He is 39 years old and has been an employee of the Distributor since October 1998.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.  Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (77 investment companies, comprised of 190 portfolios).  From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services.  In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients.  He is 53 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

The address of each Board member and officer of the Trust is 200 Park Avenue, New York, New York 10166.

As the Fund had not commenced offering its shares prior to the date of this SAI, none of the Board members or officers of the Trust owned any shares of the Fund.

MANAGEMENT ARRANGEMENTS

Investment Adviser.  The Manager is a wholly-owned subsidiary of BNY Mellon, a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets.  BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team.

Management Agreement.  The Manager serves as the investment adviser for the Fund pursuant to an Investment Management Agreement (the “Management Agreement”) between the Manager and the Trust, subject to the overall authority of the Board in accordance with Massachusetts law.

As to the Fund, the Management Agreement will continue until April 4, 2012, and thereafter is subject to annual approval by (i) the Trust’s Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval.  As to the Fund, the Management Agreement is terminable without penalty, on 60 days’ notice, by the Trust’s Board or by vote of the holders of a majority of the Fund’s outstanding voting securities, or, upon not less than 90 days’ notice, by the Manager.  The Management Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The following persons are officers and/or directors of the Manager:   Jonathan Baum, Chair of the Board and Chief Executive Officer; J. Charles Cardona, President and a director; Diane P. Durnin, Vice Chair and a director; Phillip N. Maisano, Chief Investment Officer, Vice Chair and a director; Bradley J. Skapyak, Chief Operating Officer and a director; Dwight Jacobsen, Executive Vice President and a director; Patrice M. Kozlowski, Senior Vice President–Corporate Communications; Gary E. Abbs, Vice President–Tax; Jill Gill, Vice President–Human Resources; Joanne S. Huber, Vice President–Tax; Anthony Mayo, Vice President–Information Systems; John E. Lane, Vice President; Jeanne M. Login, Vice President; Gary Pierce, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Secretary; and Mitchell E. Harris, Jeffrey D. Landau, Cyrus Taraporevala and Scott E. Wennerholm, directors.

The Manager maintains office facilities on behalf of the Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund.  The Manager may pay the Distributor for shareholder services from the Manager’s own assets, including past profits but not including the management fee paid by the Fund.  The Distributor may use part or all of such payments to pay certain financial institutions (which may include banks), securities dealers and other industry professionals (collectively, “Service Agents”) in respect of these services.  The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

Portfolio Management.  Dreyfus manages the Fund’s portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Board.  Dreyfus is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities.  The Fund’s portfolio managers are Bernard Kiernan, Patricia A. Larkin, James G. O’Connor and Thomas Riordan.  Dreyfus and its affiliates also maintain research departments with professional staffs of portfolio managers and securities analysts who provide research services for the Fund and for other funds advised by Dreyfus.

In managing the Fund, Dreyfus will draw upon BNY Mellon Cash Investment Strategies (“CIS”).  CIS is a division of Dreyfus that provides investment and credit risk management services to the Fund and certain other investment companies and accounts managed by Dreyfus or its affiliates and approves all securities eligible for purchase by the Fund.  CIS also approves all money market fund eligible securities for investment companies and accounts managed by Dreyfus or its affiliates that invest in money market instruments and other investment grade fixed-income securities.  CIS, through a team of professionals who contribute a combination of industry analysis and fund-specific expertise, monitors all issuers approved for investment by the Fund and such other investment companies and accounts by analyzing third party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as internal research.  CIS investment and credit professionals also utilize inputs and guidance from BNY Mellon’s central Risk Management Department (the “Risk Department”) as part of the investment process.  These inputs and guidance focus primarily on concentration levels and market and credit risks and are based upon independent analysis done by the Risk Department relating to fundamental characteristics such as the sector, sovereign, tenor and rating of investments or potential investments.  The Risk Department also may perform stress and scenario testing on various money market type portfolios advised by CIS or BNY Mellon and its other affiliates, and provides various periodic and ad-hoc reporting to the investment and credit professionals at CIS.  In the event a security is removed from the “approved” credit list after being purchased by the Fund, the Fund is not required to sell that security.

The Trust, the Manager and the Distributor each have adopted a Code of Ethics that permits its personnel, subject to such respective Code of Ethics, to invest in securities, including securities that may be purchased or held by the Fund.  The Code of Ethics subjects the personal securities transactions of the Manager’s employees to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager.  In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and also are subject to the oversight of BNY Mellon’s Investment Ethics Committee (the “Committee”).  Portfolio managers and other investment personnel who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

Portfolio Manager Compensation.  Portfolio manager compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long-term incentive).  The incentive compensation plan is mainly comprised of individual qualitative performance and BNY Mellon performance.  The Fund’s portfolio managers are compensated by Dreyfus or its affiliates and not by the Fund.

Additional Information About the Primary Portfolio Manager.  The following table lists the number and types of other accounts advised by the Fund’s primary portfolio manager and assets under management in those accounts as of March 31, 2010.

Portfolio Manager	Registered Investment Company Accounts	Assets Managed	Pooled Accounts	Assets Managed	Other Accounts	Assets Managed

Patricia A. Larkin	20	$170.581 B	0	N/A	0	N/A

None of the funds or accounts are subject to a performance-based advisory fee.

As the Fund had not offered its shares prior to the date of this SAI, the Fund’s primary portfolio manager did not own any Fund shares.

BNY Mellon and its affiliates, including Dreyfus and others involved in the management, sales, investment activities, business operations or distribution of the Fund, are engaged in businesses and have interests other than that of managing the Fund.  These activities and interests include potential multiple advisory, transactional, financial and other interests in securities, instruments and companies that may be directly or indirectly purchased or sold by the Fund and the Fund’s service providers, which may cause conflicts that could disadvantage the Fund.

BNY Mellon and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by the Fund.  BNY Mellon has no obligation to provide to Dreyfus or the Fund, or effect transactions on behalf of the Fund in accordance with, any market or other information, analysis, or research in its possession.  Consequently, BNY Mellon (including, but not limited to, the Risk Department) may have information that could be material to the management of the Fund and may not share that information with relevant personnel of Dreyfus.  Accordingly, Dreyfus has informed management of the Fund that in making investment decisions it does not obtain or use material inside information that BNY Mellon or its affiliates may possess with respect to such issuers.

Dreyfus will make investment decisions for the Fund as it believes is in the best interests of the Fund.  Investment decisions made for the Fund may differ from, and may conflict with, investment decisions made for other investment companies and accounts advised by Dreyfus or BNY Mellon and its other affiliates.  Actions taken with respect to such other investment companies or accounts may adversely impact the Fund, and actions taken by the Fund may benefit BNY Mellon or other investment companies or accounts (including the Fund) advised by Dreyfus or BNY Mellon and its other affiliates.  Regulatory restrictions (including, but not limited to, those related to the aggregation of positions among different other investment companies and accounts) and internal BNY Mellon policies, guidance or limitations (including, but not limited to, those related to the aggregation of positions among all fiduciary accounts managed or advised by BNY Mellon and all its affiliates (including Dreyfus) and the aggregated exposure of such accounts) may restrict investment activities of the Fund.  While the allocation of investment opportunities among the Fund and other investment companies and accounts advised by Dreyfus or BNY Mellon and its other affiliates may raise potential conflicts because of financial, investment or other interests of BNY Mellon or its personnel, Dreyfus will make allocation decisions consistent with the interests of the Fund and the other investment companies and accounts and not solely based on such other interests.

Expenses.  All expenses incurred in the operation of the Trust, with respect to the Fund, are borne by the Trust, except to the extent specifically assumed by the Manager.  The expenses borne by the Trust, with respect to the Fund, include, without limitation:  organizational costs, taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager or its affiliates, SEC fees and state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents’ fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of independent pricing services, costs of maintaining the Trust’s corporate existence, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, costs of shareholders’ reports and meetings, and any extraordinary expenses.  Expenses attributable to the Fund are charged against the assets of the Fund; other expenses of the Trust are allocated among the Fund and the Trust’s other series on the basis determined by the Trust’s Board, including, but not limited to, proportionately in relation to the net assets of each.  In addition, each class of shares bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class.  Investor shares are subject to an annual service and distribution fee.  See “Service Plan.”  All fees and expenses are accrued daily and deducted before the declaration of dividends to shareholders.

As compensation for the Manager’s services, the Trust has agreed to pay the Manager a monthly management fee at the annual rate of 0.25% of the value of the Fund’s average daily net assets.  As the Fund had not commenced operations as of the date of this SAI, no information is provided on management fees paid by the Fund.

The aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund’s net assets increases.

Distributor.  The Distributor, a wholly-owned subsidiary of the Manager, located at 200 Park Avenue, New York, New York 10166, serves as the Fund’s distributor on a best efforts basis pursuant to an agreement with the Trust which is renewable annually.  The Distributor also serves as distributor for the other funds in the Dreyfus Family of Funds and the BNY Mellon Funds Trust.

The Manager or the Distributor may provide cash payments out of its own resources to financial intermediaries that sell shares of the Fund or provide other services.  Such payments are separate from any Rule 12b-1 fees or other expenses paid by the Fund to those Service Agents.  Because those payments are not made by shareholders or the Fund, the Fund’s total expense ratio will not be affected by any such payments.  These additional payments may be made to certain Service Agents, including affiliates that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the Service Agent.  Cash compensation also may be paid from the Manager’s or the Distributor’s own resources to Service Agents for inclusion of the Fund on a sales list, including a preferred or select sales list or in other sales programs.  These payments sometimes are referred to as “revenue sharing”.  From time to time, the Manager or the Distributor also may provide cash or non-cash compensation to Service Agents in the form of: occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations.  In some cases, these payments or compensation may create an incentive for a Service Agent to recommend or sell shares of the Fund to investors.  Investors should contact their Service Agent for details about any payments the Service Agent may receive in connection with the sale of Fund shares or the provision of services to the Fund.

Transfer and Dividend Disbursing Agent and Custodian.  Dreyfus Transfer, Inc. (the “Transfer Agent”), a wholly-owned subsidiary of the Manager, located at 200 Park Avenue, New York, New York 10166, is the Fund’s transfer and dividend disbursing agent.  Under a transfer agency agreement with the Trust, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund.  For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.  The Fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of Fund shares.

The Bank of New York Mellon (the “Custodian”), an affiliate of the Manager, located at One Wall Street, New York, New York 10286, serves as custodian for the investments of the Fund.  Under a custody agreement with the Trust, the Custodian holds the Fund’s securities and keeps all necessary accounts and records.  For its custody services, the Custodian receives a monthly fee based on the market value of the Fund’s assets held in custody and receives certain securities transaction charges.

HOW TO BUY SHARES

The Fund offers Institutional shares and Investor shares.  The Fund’s classes of shares are identical, except as to the services offered to each class and the expenses borne by each class which may affect performance.  See “Service Plan.”

The Fund is designed for institutional investors, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity.  Generally, an investor may be required to open a single master account with the Fund for all purposes.  In certain cases, the Fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity.  An institution may arrange with the Transfer Agent for sub-accounting services and will be charged directly for the cost of such services.  Institutions purchasing Fund shares have agreed to transmit copies of the Fund’s Prospectuses and all Fund materials, including proxy materials, to each individual or entity for whose account the shares were purchased, to the extent required by law.  Institutions purchasing Fund shares on behalf of their clients determine which class of shares is suitable for their clients.

The minimum initial investment is $10,000,000, unless the investor has, in the opinion of Dreyfus Investments Division, adequate intent and availability of funds to reach a future level of investment of $10,000,000 in the Fund.  There is no minimum for subsequent purchases.  The initial investment must be accompanied by the Account Application.

The Trust reserves the right to reject any purchase order.  The Fund will not establish an account for a “foreign financial institution,” as that term is defined in Department of the Treasury rules implementing section 312 of the USA PATRIOT Act of 2001.  Foreign financial institutions include: foreign banks (including foreign branches of U.S. depository institutions); foreign offices of U.S. securities broker-dealers, futures commission merchants, and mutual funds; non-U.S. entities that, if they were located in the United States, would be securities broker-dealers, futures commission merchants or mutual funds; and non-U.S. entities engaged in the business of currency dealer or exchanger or money transmitter.  The Fund will not accept cash, travelers’ checks, or money orders as payment for shares.

Management understands that some Service Agents and other institutions may charge their clients fees in connection with purchases for the accounts of their clients.  Service Agents may receive different levels of compensation for selling different classes of shares.  As discussed under “Management Arrangements–Distributor,” Service Agents may receive revenue sharing payments from the Manager or the Distributor.  The receipt of such payments could create an incentive for a Service Agent to recommend or sell shares of the Fund instead of other mutual funds where such payments are not received.  Investors should contact their Service Agent for details about any payments the Service Agent may receive in connection with the sale of Fund shares or the provision of services to the Fund.

Fund shares may be purchased by wire or through a compatible automated interface or trading system.  All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks.  To determine whether their automated facilities are compatible with those of the Fund, investors should call Dreyfus Investments Division at one of the telephone numbers listed on the cover.

Fund shares are sold on a continuous basis at the NAV per share next determined after an order in proper form and Federal Funds (monies of member banks in the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Custodian or other authorized entity to receive orders on behalf of the Fund.  If an investor does not remit Federal Funds, its payment must be converted into Federal Funds.  This usually occurs within one business day of receipt of a bank wire.  Prior to receipt of Federal Funds, the investor’s money will not be invested.  Net asset value per share of each class of shares is computed by dividing the value of the Fund’s net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding.  See “Determination of Net Asset Value.”

The Fund’s NAV per share is determined as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on days the New York Stock Exchange or the Transfer Agent (as on Good Friday) is open for regular business.  Your order will be priced at the next NAV calculated after your order is received in proper form by the Transfer Agent or other authorized entity, and shares purchased will receive the dividend declared on the next business day.

SERVICE PLAN
(INVESTOR SHARES ONLY)

Rule 12b-1 (the “Rule”) adopted by the SEC under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule.  The Board has adopted such a plan (the “Service Plan”) with respect to the Fund’s Investor shares, pursuant to which the Fund pays the Distributor for distributing Investor shares, for advertising and marketing and for providing certain services to holders of Investor shares.  These services include answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts (“Servicing”).  Under the Service Plan, as to Investor shares, the Distributor may make payments to Service Agents in respect to these services.  The amount paid under the Service Plan for Servicing is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee.  The fees payable under the Service Plan are payable without regard to actual expenses incurred.  The Board believes that there is a reasonable likelihood that the Fund’s Service Plan will benefit the Fund and the holders of its Investor shares.

A quarterly report of the amounts expended under the Service Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review.  In addition, the Service Plan provides that it may not be amended to increase materially the costs which holders of Investor shares may bear pursuant to the Service Plan without the approval of the holders of Investor shares and that other material amendments of the Service Plan must be approved by the Board, and by the Independent Board members who have no direct or indirect financial interest in the operation of the Service Plan or in any agreements entered into in connection with the Service Plan, by vote cast in person at a meeting called for the purpose of considering such amendments.  The Service Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Service Plan.  The Service Plan may be terminated at any time by vote of a majority of the Independent Board members who have no direct or indirect financial interest in the operation of the Service Plan or in any agreements entered into in connection with the Service Plan or by vote of the holders of a majority of Investor shares.

As the Fund had not commenced operations as of the date of this SAI, no information is provided on fees paid by the Fund pursuant to the Service Plan.

HOW TO REDEEM SHARES

General.  Shares will be sold at the next NAV calculated after your order is received in proper form by the Transfer Agent or other authorized entity.  If a redemption request is received in proper form by the Transfer Agent or other authorized entity by 4:00 p.m., Eastern time, the shares will receive the dividend declared on that day and the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, except as provided under the 1940 Act (as described below and in the Fund’s Prospectuses).

Redemption Commitment.  The Trust has committed to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund’s net assets at the beginning of such period.  Such commitment is irrevocable without the prior approval of the SEC.  In the case of requests for redemption from the Fund in excess of such amount, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders.  In such event, the securities would be valued in the same manner as the Fund’s investments are valued.  If the recipient sells such securities, brokerage charges might be incurred.

Suspension of Redemptions; Delayed Delivery of Proceeds.  The right of redemption may be suspended, or the date of payment delayed beyond the next business day, depending on the circumstances, (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), or during which trading on the New York Stock Exchange is restricted, (b) when an emergency exists (as determined by the SEC or otherwise) so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund’s investors.

DETERMINATION OF NET ASSET VALUE

Valuation of Portfolio Securities.  The Fund’s investments generally are valued by one or more independent pricing services (the “Service”) approved by the Board.  Securities valued by the Service for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).  The value of certain other fixed-income investments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.  Investments that are not valued by the Service are valued using a matrix (which includes yields or prices of securities of comparable quality, coupon, maturity and type) and certain short-term investments, typically repurchase agreements, may be carried at amortized cost, which approximates value.  Expenses and fees, including the management fee and fees pursuant to the Service Plan, if applicable, are accrued daily and taken into account for the purpose of determining the NAV of the Fund’s shares.  Because of the differences in operating expenses incurred by each class of shares of the Fund, the per share NAV of each class of shares of the Fund will differ.

Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined by the Trust not to reflect accurately fair value, or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board.  Fair value of investments may be determined by the Trust’s Board, its pricing committee or its valuation committee using such information as it deems appropriate.  The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased or sold, and public trading in similar securities of the issuer or comparable issuers.  The valuation of a security based on fair value procedures may differ from the security’s most recent closing price, and from the prices used by other mutual funds to calculate their net asset values.  Restricted securities that are, or are convertible into, securities of the same class of other securities for which a public market exists usually will be valued at such market value less the same percentage discount at which the restricted securities were purchased.  This discount will be revised periodically by the Board if the Board members believe that it no longer reflects the value of the restricted securities.  Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost.  Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board.

New York Stock Exchange and Transfer Agent Closings.  The holidays (as observed) on which both the New York Stock Exchange and the Transfer Agent are closed currently are:  New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.  The New York Stock Exchange also is closed on Good Friday.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Management expects that the Fund will qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders.  As a RIC, the Fund will pay no Federal income tax on net investment income and net realized capital gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code.  To qualify as a RIC, the Fund must pay out to its shareholders at least 90% of its net income (consisting of net investment income from tax exempt obligations and taxable obligations, if any, and net short-term capital gains), and must meet certain asset diversification and other requirements.  If the Fund does not qualify as a RIC, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax.  The term “regulated investment company” does not imply the supervision of management or investment practices or policies by any government agency.

The Fund ordinarily declares dividends from its net investment income on each day the New York Stock Exchange or the Transfer Agent is open for regular business (with the Fund’s earnings for Saturdays, Sundays and holidays being declared as dividends on the next business day), and pays such dividends on the last business day of the month.  The Fund distributes net realized capital gains, if any, once a year.  The Fund, however, may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses.  However, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income.

Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by a fund from direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by the fund.  Investments in securities issued by the Government National Mortgage Association or Fannie Mae, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for tax-free treatment.  At the end of each calendar year, as applicable, investors will be provided with the percentage of any dividends paid that may qualify for such tax-free treatment.  Investors should then consult with their tax advisers with respect to the application of state and local laws to these distributions.

Investment by the Fund in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations could under special tax rules affect the amount, timing and character of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments.  For example, the Fund could be required each year to accrue a portion of the discount (or deemed discount) at which the securities were issued and to distribute such income in order to maintain its qualification as a regulated investment company.  In such case, the Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy the distribution requirements.

If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at NAV.  No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Any dividend or distribution paid shortly after an investor’s purchase of Fund shares may have the effect of reducing the aggregate NAV of the shares below the cost of the investment.  Such a dividend or distribution would be a return of capital taxable as stated in the Fund’s Prospectus.  In addition, the Code provides that if a shareholder holds shares of the Fund for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as a long-term capital loss to the extent of the capital gain distribution received.

Federal regulations require that you provide a certified taxpayer identification number (“TIN”) upon opening or reopening an account.  See the Account Application for further information concerning this requirement.  Failure to furnish a certified TIN to the Trust could subject you to a $50 penalty imposed by the Internal Revenue Service.

PORTFOLIO TRANSACTIONS

General.  The Manager assumes general supervision over the placement of securities purchase and sale orders on behalf of the funds it manages.  Funds managed by dual employees of the Manager and an affiliated entity, and funds with a sub-investment adviser, execute portfolio transactions through the trading desk of the affiliated entity or sub-investment adviser, as applicable (the “Trading Desk”).  Those funds use the research facilities, and are subject to the internal policies and procedures, of applicable affiliated entity or sub-investment adviser.

The Trading Desk generally has the authority to select brokers (for equity securities) or dealers (for fixed income securities) and the commission rates or spreads to be paid.  Allocation of brokerage transactions is made in the best judgment of the Trading Desk and in a manner deemed fair and reasonable.  In choosing brokers or dealers, the Trading Desk evaluates the ability of the broker or dealer to execute the transaction at the best combination of price and quality of execution.

In general, brokers or dealers involved in the execution of portfolio transactions on behalf of a fund are selected on the basis of their professional capability and the value and quality of their services.  The Trading Desk attempts to obtain best execution for the funds by choosing brokers or dealers to execute transactions based on a variety of factors, which may include, but are not limited to, the following: (i) price; (ii) liquidity; (iii) the nature and character of the relevant market for the security to be purchased or sold; (iv) the quality and efficiency of the broker’s or dealer’s execution; (v) the broker’s or dealer’s willingness to commit capital; (vi) the reliability of the broker or dealer in trade settlement and clearance; (vii) the level of counter-party risk (i.e., the broker’s or dealer’s financial condition); (viii) the commission rate or the spread; (ix) the value of research provided;  (x) the availability of electronic trade entry and reporting links; and (xi) the size and type of order (e.g., foreign or domestic security, large block, illiquid security).  In selecting brokers or dealers no factor is necessarily determinative; however, at various times and for various reasons, certain factors will be more important than others in determining which broker or dealer to use.  Seeking to obtain best execution for all trades takes precedence over all other considerations.

Investment decisions for a fund are made independently from those of the other investment companies and accounts advised by Dreyfus and its affiliates.  If, however, such other investment companies or accounts desire to invest in, or dispose of, the same securities as a fund, Dreyfus or its affiliates may, but are not required to, aggregate (or “bunch”) orders that are placed or received concurrently for more than one investment company or account and available investments or opportunities for sales will be allocated equitability to each.  In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a fund or the price paid or received by the fund.  When transactions are aggregated, but it is not possible to receive the same price or execution on the entire volume of securities purchased or sold, the various prices may be averaged, and the fund will be charged or credited with the average price.

Dreyfus may buy for a fund securities of issuers in which other investment companies or accounts advised by Dreyfus or BNY Mellon and its other affiliates have made, or are making, an investment in securities that are subordinate or senior to the securities purchased for the fund.  For example, a fund may invest in debt securities of an issuer at the same time that other investment companies or accounts are investing, or currently have an investment, in equity securities of the same issuer.  To the extent that the issuer experiences financial or operational challenges which may impact the price of its securities and its ability to meet its obligations, decisions by BNY Mellon or its affiliates (including Dreyfus) relating to what actions are to be taken may raise conflicts of interests and Dreyfus or BNY Mellon and its other affiliates may take actions for certain accounts that have negative impacts on other advisory accounts, including the Fund.

Portfolio turnover may vary from year to year as well as within a year.  In periods in which extraordinary market conditions prevail, the portfolio managers will not be deterred from changing the fund’s investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses.  The overall reasonableness of brokerage commissions paid is evaluated by the Trading Desk based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.  Higher portfolio turnover rates usually generate additional brokerage commissions and transaction costs, and any short-term gains realized from these transactions are taxable to shareholders as ordinary income.

To the extent that a fund invests in foreign securities, certain of such fund’s transactions in those securities may not benefit from the negotiated commission rates available to funds for transactions in securities of domestic issuers.  For funds that permit foreign exchange transactions, such transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

The portfolio managers may deem it appropriate for one fund or account they manage to sell a security while another fund or account they manage is purchasing the same security.  Under such circumstances, the portfolio managers may arrange to have the purchase and sale transactions effected directly between the funds and/or accounts (“cross transactions”).  Cross transactions will be effected in accordance with procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

All portfolio transactions involving money market instruments are placed on behalf of a fund by the Manager.  Debt securities purchased and sold by a fund generally are traded on a net basis (i.e., without a commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument.  This means that a dealer makes a market for securities by offering to buy at one price and sell at a slightly higher price.  The difference between the prices is known as a “spread.”  Other portfolio transactions may be executed through brokers acting as agent.  A fund will pay a spread or commission in connection with such transactions. The Manager uses its best efforts to obtain execution of portfolio transactions at prices that are advantageous to a fund and at spreads and commission rates (if any) that are reasonable in relation to the benefits received.  The Manager also places transactions for other accounts that it provides with investment advice.

Funds and accounts managed by the Manager, an affiliated entity or a sub-investment adviser may own significant positions in portfolio companies which, depending on market conditions, may affect adversely the ability to dispose of some or all of such positions.

Brokerage Commissions.  The Trust contemplates that, consistent with the policy of seeking best price and execution, brokerage transactions may be conducted through the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) or their affiliates.  The Trust’s Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) are reasonable and fair.

As the Fund had not commenced operations prior to the date of this SAI, no information is provided on brokerage fees or commissions paid by the Fund.

Soft Dollars.  The term “soft dollars” is commonly understood to refer to arrangements where an investment adviser uses client (or fund) brokerage commissions to pay for research and other services to be used by the investment adviser.  Section 28(e) of the Securities Exchange Act of 1934 provides a “safe harbor” that permits investment advisers to enter into soft dollar arrangements if the investment adviser determines in good faith that the amount of the commission is reasonable in relation to the value of the brokerage and research services provided.  Eligible products and services under Section 28(e) include those that provide lawful and appropriate assistance to the investment adviser in the performance of its investment decision-making responsibilities.

Subject to the policy of seeking best execution, Dreyfus-managed funds may execute transactions with brokerage firms that provide research services and products, as defined in Section 28(e).  Any and all research products and services received in connection with brokerage commissions will be used to assist the applicable affiliated entity or sub-investment adviser in its investment decision-making responsibilities, as contemplated under Section 28(e).  Under certain conditions, higher brokerage commissions may be paid in connection with certain transactions in return for research products and services.

The products and services provided under these arrangements permit the Trading Desk to supplement its own research and analysis activities, and provide it with information from individuals and research staffs of many securities firms.  Such services and products may include, but are not limited to the following:  fundamental research reports (which may discuss, among other things, the value of securities, or the advisability of investing in, purchasing or selling securities, or the availability of securities or the purchasers or sellers of securities, or issuers, industries, economic factors and trends, portfolio strategy and performance); current market data and news; technical and portfolio analyses; economic forecasting and interest rate projections; and historical information on securities and companies.  The Trading Desk also may defray the costs of certain services and communication systems that facilitate trade execution (such as on-line quotation systems, direct data feeds from stock exchanges and on-line trading systems with brokerage commissions generated by client transactions) or functions related thereto (such as clearance and settlement).  Some of the research products or services received by the Trading Desk may have both a research function and a non-research administrative function (a “mixed use”).  If the Trading Desk determines that any research product or service has a mixed use, the Trading Desk will allocate in good faith the cost of such service or product accordingly.  The portion of the product or service that the Trading Desk determines will assist it in the investment decision-making process may be paid for in soft dollars.  The non-research portion is paid for by the Trading Desk in hard dollars.

The Trading Desk generally considers the amount and nature of research, execution and other services provided by brokerage firms, as well as the extent to which such services are relied on, and attempts to allocate a portion of the brokerage business of its clients on the basis of that consideration.  Neither the services nor the amount of brokerage given to a particular brokerage firm are made pursuant to any agreement or commitment with any of the selected firms that would bind the Trading Desk to compensate the selected brokerage firm for research provided.  The Trading Desk endeavors, but is not legally obligated, to direct sufficient commissions to broker/dealers that have provided it with research and other services to ensure continued receipt of research the Trading Desk believes is useful.  Actual commissions received by a brokerage firm may be more or less than the suggested allocations.

There may be no correlation between the amount of brokerage commissions generated by a particular fund or client and the indirect benefits received by that fund or client.  The affiliated entity or sub-investment adviser may receive a benefit from the research services and products that is not passed on to a fund in the form of a direct monetary benefit.  Further, research services and products may be useful to the affiliated entity or sub-investment adviser in providing investment advice to any of the funds or clients it advises.  Likewise, information made available to the affiliated entity or sub-investment adviser from brokerage firms effecting securities transactions for a fund may be utilized on behalf of another fund or client.  Information so received is in addition to, and not in lieu of, services required to be performed by the affiliated entity or sub-investment adviser and fees are not reduced as a consequence of the receipt of such supplemental information.  Although the receipt of such research services does not reduce the normal independent research activities of the affiliated entity or sub-investment adviser, it enables them to avoid the additional expenses that might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

Regular Broker-Dealers.  The Fund may acquire securities issued by one or more of its “regular brokers or dealers,” as defined in Rule 10b-1 under the 1940 Act.  Rule 10b-1 provides that a “regular broker or dealer” is one of the ten brokers or dealers that, during the Fund’s most recent fiscal year (i) received the greatest dollar amount of brokerage commissions from participating, either directly or indirectly, in the Fund’s portfolio transactions, (ii) engaged as principal in the largest dollar amount of the Fund’s portfolio transactions or (iii) sold the largest dollar amount of the Fund’s securities.

Disclosure of Portfolio Holdings.  It is the policy of Dreyfus to protect the confidentiality of fund portfolio holdings and prevent the selective disclosure of non-public information about such holdings.  Each fund, or its duly authorized service providers, publicly discloses its portfolio holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC.  The Fund, or its duly authorized service providers, may publicly disclose daily at www.dreyfus.com its complete schedule of portfolio holdings as of the end of the previous business day.  Portfolio holdings will remain available on the website until the Fund files a Form N-CSR or Form N-Q for the period that includes the date of the posted holdings.

If a fund’s portfolio holdings are released pursuant to an ongoing arrangement with any party, such fund must have a legitimate business purpose for doing so, and neither the fund, nor Dreyfus or its affiliates, may receive any compensation in connection with an arrangement to make available information about the fund’s portfolio holdings.  Funds may distribute portfolio holdings to mutual fund evaluation services such as Standard & Poor’s, Morningstar or Lipper Analytical Services; due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds before their public disclosure; and broker-dealers that may be used by the fund, for the purpose of efficient trading and receipt of relevant research, provided that: (a) the recipient does not distribute the portfolio holdings to persons who are likely to use the information for purposes of purchasing or selling fund shares or fund portfolio holdings before the portfolio holdings become public information; and (b) the recipient signs a written confidentiality agreement.

Funds may also disclose any and all portfolio information to their service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract.  These service providers include the fund’s custodian, independent registered public accounting firm, investment adviser, administrator, and each of their respective affiliates and advisers.

Disclosure of a fund’s portfolio holdings may be authorized only by the fund’s Chief Compliance Officer, and any exceptions to this policy are reported quarterly to the Board.

INFORMATION ABOUT THE TRUST AND FUND

The Fund’s shares are classified into two classes.  Each Fund share has one vote and shareholders will vote in the aggregate and not by class, except as otherwise required by law or with respect to any matter which affects only one class.  Each Fund share, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable.  Fund shares have no preemptive, subscription or conversion rights and are freely transferable.

Under Massachusetts law, shareholders of the Fund could, under certain circumstances, be held liable for the obligations of the Fund.  However, the Trust’s Agreement and Declaration of Trust (the “Trust Agreement”) disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or its Board members.  The Trust Agreement provides for indemnification from the Fund’s property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote.  Upon payment of any liability incurred by the Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund.  The Fund intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of its shareholders for liabilities of the Fund.

Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders.  As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors.  However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Trust to hold a special meeting of shareholders for purposes of removing a Board member from office.  Trust shareholders may remove a Board member by the affirmative vote of 66-2/3% of the Trust’s outstanding voting shares.  In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

The Trust is a “series fund,” which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes.  A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio.  For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

To date, the Board of the Trust has authorized the creation of seven series of shares.  All consideration received by the Trust for shares of one of the portfolios, and all assets in which such consideration is invested, will belong to that portfolio (subject only to the rights of creditors of the Trust) and will be subject to the liabilities related thereto.  The income attributable to, and the expenses of, one portfolio would be treated separately from those of any other portfolio.  The Trust has the ability to create, from time to time, new series without shareholder approval.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Trust, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter.  Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series.  Rule 18f-2 exempts the selection of the independent registered public accounting firm and the election of Board members from the separate voting requirements of the Rule.

The Fund sends annual and semi-annual financial statements to all its shareholders.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

K&L Gates LLP, 1601 K Street, N.W., Washington, D.C. 20006-1600, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Fund’s Prospectuses.

Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, serves as counsel to the Independent Board members.

KPMG LLP, 345 Park Avenue, New York, New York 10154, an independent registered public accounting firm, has been selected to serve as the independent registered public accounting firm for the Fund.

APPENDIX

Descriptions of the highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor’s Ratings Services (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), and Fitch Ratings (“Fitch”).

Commercial Paper Ratings and Short-Term Ratings

The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong.  Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody’s.  Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

The rating Fitch-1 (Highest Credit Quality) is the highest commercial paper rating assigned by Fitch and indicates the strongest capacity for timely payment of financial commitments.

Bond Ratings and Long-Term Ratings

Bonds rated AAA are considered by S&P to be the highest grade obligation and possess an extremely strong capacity to pay principal and interest.

Bonds rated Aaa are judged by Moody’s to be of the best quality. Bonds rated Aa by Moody’s are judged by Moody’s to be of high quality by all standards and, together with the Aaa group, they comprise what are generally known as high-grade bonds.

Bonds rated AAA by Fitch are judged by Fitch to be of the highest credit quality.  The AAA rating by Fitch denotes the lowest expectation of credit risk.  The AAA rating is assigned by Fitch only in case of exceptionally strong capacity for timely payment of financial commitments; the capacity is highly unlikely to be adversely affected by foreseeable events.

Fitch also assigns a rating to certain international and U.S. banks. A Fitch bank rating represents Fitch’s current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties.  In its assessment of a bank, Fitch uses a dual rating system comprised of Legal Ratings and Individual Ratings.  In addition, Fitch assigns banks Long and Short-Term Ratings as used in the corporate ratings discussed above.  Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or the bank’s shareholders if it experienced difficulties, and such ratings are considered by Fitch to be a prime factor in its assessment of credit risk.  Individual Ratings, which range in gradations from A through E, represent Fitch’s assessment of a bank’s economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

Description of certain S&P, Moody’s and Fitch ratings for Municipal Obligations:

S&P

Municipal Bond Ratings

An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable, and will include:  (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

AAA

Debt rated AAA has the highest rating assigned by S&P.  Capacity to pay interest and repay principal is extremely strong.

AA

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. The AA rating may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the category.

Municipal Note Ratings

SP-1

The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest.  Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

Commercial Paper Ratings

The rating A is the highest rating and is assigned by S&P to issues that are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.  Paper rated A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong.  Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

Moody’s

Municipal Bond Ratings

Aaa

Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what generally are known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.  Generally, Moody’s provides either a generic rating or a rating with a numerical modifier of 1 for bonds in each of the generic rating categories Aa, A, Baa, Ba and B. Moody’s also provides numerical modifiers of 2 and 3 in each of these categories for bond issues in health care, higher education and other not-for-profit sectors; the modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates that the issue is in the mid-range of the generic category; and the modifier 3 indicates that the issue is in the low end of the generic category.

Municipal Note Ratings

Moody’s ratings for state and municipal notes and other short-term loans are designated Moody’s Investment Grade (MIG).  Such ratings recognize the difference between short-term credit risk and long-term risk.  Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

A short-term rating may also be assigned on an issue having a demand feature.  Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR.  Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity.  Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

Moody’s short-term ratings are designated Moody’s Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4.  As the name implies, when Moody’s assigns a MIG or VMIG rating, all categories define an investment grade situation.

MIG 1/VMIG 1

This designation denotes best quality.  There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2

This designation denotes high quality.  Margins of protection are ample although not so large as in the preceding group.

Commercial Paper Ratings

The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody’s.  Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.  Issuers rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Fitch

Municipal Bond Ratings

The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt.  The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer’s future financial strength and credit quality.

AAA

Bonds rated AAA are considered to be investment grade and of the highest credit quality.  The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA

Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.  Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.  Plus (+) and minus (-) signs are used with the rating symbol AA to indicate the relative position of a credit within the rating category.

Short-Term Ratings

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

Although the credit analysis is similar to Fitch’s bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer’s obligations in a timely manner.

F-1+

Exceptionally Strong Credit Quality.  Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1

Very Strong Credit Quality.  Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2

Good Credit Quality.  Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

PART C
OTHER INFORMATION

Item 28.	Exhibits.

(a)(i)	Second Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A.

(a)(ii)
Amendment No. 1 to Registrant's Second Amended and Restated Agreement and Declaration of Trust, filed on February 7, 1994, is incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 90 to the Registration Statement on Form N-1A.

(a)(iii)
Amendment No. 2 to Registrant's Second Amended and Restated Agreement and Declaration of Trust, filed on March 31, 1994, is incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 90 to the Registration Statement on Form N-1A.

(a)(iv)
Amendment No. 3 to Registrant's Second Amended and Restated Agreement and Declaration of Trust, filed on October 17, 1994, is incorporated by reference to Exhibit 1(d) of Post-Effective Amendment No. 92 to the Registration Statement on Form N-1A, filed on December 13, 1994.

(a)(v)
Amendment No. 4 to Registrant's Second Amended and Restated Agreement and Declaration of Trust, filed on December 19, 1994, is incorporated by reference to Exhibit 1(e) of Post-Effective Amendment No. 93 to the Registration Statement on Form N-1A filed on December 19, 1994.

(a)(vi)
Amendment No. 9 to Registrant's Second Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit A(5) of Post-Effective Amendment No. 117 to the Registration Statement on Form N-1A, filed on April 25, 2003.

(a)(vii)
Amendment No. 10 to Registrant's Second Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit A(7) of Post-Effective Amendment No. 145 to the Registration Statement on Form N-1A, filed on February 26, 2009.

(a)(viii)
Amendment No. 11 to Registrant's Second Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit A(8) of Post-Effective Amendment No. 147 to the Registration Statement on Form N-1A, filed on April 30, 2009.

(b)	Registrant's By-Laws, as amended, are incorporated by reference to Exhibit (B) of Post-Effective Amendment No. 127 to the Registration Statement on Form N-1A, filed on April 28, 2006.

(d)(i)
Investment Management Agreement between the Registrant and Mellon Bank, N.A., dated April 4, 1994, is incorporated by Reference to Exhibit (d) of Post-Effective Amendment No. 90 to the Registration Statement on Form N-1A.

(d)(ii)
Assignment Agreement among the Registrant, Mellon Bank, N.A. and The Dreyfus Corporation, dated as of October 17, 1994 (relating to Investment Management Agreement, dated April 4, 1994), is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 93 to the Registration Statement on Form N-1A, filed on December 19, 1994.

(d)(iii)
Management Agreement between the Registrant (on behalf of Dreyfus Premier International Bond Fund) and The Dreyfus Corporation, dated December 20, 2005, is incorporated by reference to Exhibit (D)(3) of Post-Effective Amendment No. 125 to the Registration Statement on Form N-1A, filed on December 27, 2005.

(d)(iv)
Amended Management Agreement between the Registrant and The Dreyfus Corporation, dated December 20, 2005 and as revised April 20, 2006 (adding Dreyfus Premier Equity Income Fund), is incorporated by reference to Exhibit (D)(3) of Post-Effective Amendment No. 129 to the Registration Statement on Form N-1A, filed on June 29, 2006.

(d)(v)
Amended Management Agreement between the Registrant and The Dreyfus Corporation, dated December 20, 2005 and as revised April 26, 2007 (adding Dreyfus Premier Global Equity Income Fund and Dreyfus Premier 130/30 Growth Fund), is incorporated by reference to Exhibit D(6) of Post-Effective Amendment No. 134 to the Registration Statement on Form N-1A, filed on September 11, 2007.

(d)(vi)
Amended Management Agreement between the Registrant and The Dreyfus Corporation, dated December 20, 2005 and as revised July 24, 2008 (adding Dreyfus Premier Emerging Markets Debt Local Currency Fund), is incorporated by reference to Exhibit D(6) of Post-Effective Amendment No. 143 to the Registration Statement on Form N-1A, filed on August 26, 2008.

(d)(vii)	Amended Management Agreement between the Registrant and The Dreyfus Corporation, dated December 20, 2005 and as revised April 16, 2010 (adding Dreyfus Institutional Income Advantage Fund).*

(d)(viii)
Sub-Investment Advisory Agreement between The Dreyfus Corporation and Newton Capital Management Limited, dated April 26, 2007 (relating to Dreyfus Premier Global Equity Income Fund), is incorporated by reference to Exhibit D(8) of Post-Effective Amendment No. 134 to the Registration Statement on Form N-1A, filed on September 11, 2007.

(d)(ix)
Sub-Investment Advisory Agreement between The Dreyfus Corporation and Mellon Capital Management Corporation, dated April 26, 2007 (relating to Dreyfus Premier 130/30 Growth Fund), is incorporated by reference to Exhibit D(9) of Post-Effective Amendment No. 134 to the Registration Statement on Form N-1A, filed on September 11, 2007.

(e)(i)
Distribution Agreement between the Registrant and Dreyfus Service Corporation, dated March 22, 2000 (relating to Dreyfus Premier Core Value Fund, Dreyfus Premier Limited Term High Yield Fund and Dreyfus Premier Managed Income Fund), is incorporated by reference to Post-Effective Amendment No. 119 to the Registration Statement on Form N-1A, filed on June 25, 2004.

(e)(ii)
Amended Distribution Agreement between the Registrant and Dreyfus Service Corporation, dated March 22, 2000 and as revised December 20, 2005 (adding Dreyfus Premier International Bond Fund), is incorporated by reference to Exhibit (E) of Post-Effective Amendment No. 125 to the Registration Statement on Form N-1A, filed on December 27, 2005.

(e)(iii)
Amended Distribution Agreement between the Registrant and Dreyfus Service Corporation, dated March 22, 2000 and as revised April 20, 2006 (adding Dreyfus Premier Equity Income Fund), is incorporated by reference to Exhibit (E) of Post-Effective Amendment No. 129 to the Registration Statement on Form N-1A, filed on June 29, 2006.

(e)(iv)
Amended Distribution Agreement between the Registrant and Dreyfus Service Corporation, dated March 22, 2000 and as revised April 26, 2007 (adding Dreyfus Premier Global Equity Income Fund and Dreyfus Premier 130/30 Growth Fund), is incorporated by referenced to Exhibit E(1) of Post-Effective Amendment No. 134, filed on September 11, 2007.

(e)(v)
Amended Distribution Agreement between the Registrant and MBSC Securities Corporation (formerly, Dreyfus Service Corporation), dated March 22, 2000 and as revised July 24, 2008 (adding Dreyfus Premier Emerging Markets Debt Local Currency Fund), is incorporated by referenced to Exhibit E(1) of Post-Effective Amendment No. 143, filed on August 26, 2008.

(e)(vi)
Amended Distribution Agreement between the Registrant and MBSC Securities Corporation (formerly, Dreyfus Service Corporation), dated March 22, 2000 and as revised April 16, 2010 (adding Dreyfus Institutional Income Advantage Fund).*

(e)(vii)	Forms of Service Agreements are incorporated by reference to Exhibit E(5) of Post-Effective Amendment No. 131 to the Registration Statement on Form N-1A, filed on February 28, 2007.

(e)(viii)	Forms of Supplement to Service Agreements are incorporated by reference to Exhibit E(6) of Post-Effective Amendment No. 131 to the Registration Statement on Form N-1A, filed on February 28, 2007.

(g)
Form of Custody Agreement between the Registrant and Mellon Bank, N.A. is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 114 to the Registration Statement on Form N-1A, filed on April 26, 2001.

(h)(i)
Transfer Agency Agreement between the Registrant and Dreyfus Transfer, Inc., dated November 21, 1995, is incorporated by reference to Exhibit 9 of Post-Effective Amendment No. 102 to the Registration Statement on Form N-1A, filed on April 23, 1997.

(h)(ii)
Shareholder Services Plan, dated December 20, 2005 for Dreyfus Premier International Bond Fund (relating to Class A and Class C shares), is incorporated by reference to Exhibit h(4) of Post-Effective Amendment No. 125 to the Registration Statement on Form N-1A, filed on December 27, 2005.

(h)(iii)
Amended Shareholder Services Plan, dated December 20, 2005 and as revised April 20, 2006 (adding Dreyfus Premier Equity Income Fund – Class A, Class C and Class T shares), is incorporated by reference to Exhibit h(4) of Post-Effective Amendment No. 129 to the Registration Statement on Form N-1A, filed on June 29, 2006.

(h)(iv)
Amended Shareholder Services Plan, dated December 20, 2005 and as revised April 26, 2007 adding Dreyfus Premier Global Equity Income Fund and Dreyfus Premier 130/30 Growth Fund (relating to Class A, Class C and Class T shares), is incorporated by reference to Exhibit h(4) of Post-Effective Amendment No. 136 to the Registration Statement on Form N-1A, filed on October 15, 2007.

(h)(v)
Amended Shareholder Services Plan dated December 20, 2005 and as revised July 24, 2008 adding Dreyfus Premier Emerging Markets Debt Local Currency Fund (relating to Class A and Class C shares), is incorporated by reference to Exhibit h(4) of Post-Effective Amendment No. 143 to the Registration Statement on Form N-1A, filed on August 26, 2008.

(i)(i)	Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit I(1) of Post-Effective Amendment No. 136 to the Registration Statement on Form N-1A, filed on October 15, 2007.

(i)(ii)
Opinion and consent of Registrant's counsel (relating to Dreyfus Premier Emerging Markets Debt Local Currency Fund), is incorporated by reference to Exhibit I of Post-Effective Amendment No. 143 to the Registration Statement on Form N-1A, filed on August 26, 2008.

(i)(iii)	Opinion and consent of Registrant's counsel (relating to Dreyfus Institutional Income Advantage Fund).*

(j)	Consent of Independent Registered Public Accounting Firm.*

(k)	Letter of Investment Intent. Incorporated by reference to the Registration Statement.

(m)(i)
Amended Distribution Plan, dated April 24, 1997 (relating to Class B Shares and Class C Shares) for Dreyfus Premier Limited Term High Yield Fund, is incorporated by reference to Exhibit M(1) of Post-Effective Amendment No. 119 to the Registration Statement on Form N-1A, filed on June 25, 2004.

(m)(ii)
Amended and Restated Distribution Plan, dated January 27, 2000 and effective March 22, 2000 for (relating to Class A Shares and Institutional Shares) for Dreyfus Premier Core Value Fund, Dreyfus Premier Managed Income Fund and Dreyfus Premier Limited Term High Yield Fund, is incorporated by reference to Exhibit M(2) of Post-Effective Amendment No. 119 to the Registration Statement on Form N-1A, filed on June 25, 2004.

(m)(iii)
Distribution Plan, dated August 14, 1999 (relating to Class T shares) for Dreyfus Premier Core Value Fund, is incorporated by reference to Exhibit M(3) of Post-Effective Amendment No. 137 to the Registration Statement on Form N-1A, filed on December 26, 2007.

(m)(iv)
Distribution Plan, dated December 19, 1994 and as revised November 20, 1997 (relating to Class B and Class C shares) for Dreyfus Premier Core Value Fund and Dreyfus Premier Managed Income Fund, is incorporated by reference to Exhibit M(4) of Post-Effective Amendment No. 137 to the Registration Statement on Form N-1A, filed on December 26, 2007.

(m)(v)
Distribution Plan, dated December 20, 2005 (relating to Class C Shares) for Dreyfus Premier International Bond Fund, is incorporated by reference to Exhibit M(4) of Post-Effective Amendment No. 125 to the Registration Statement on Form N-1A, filed on December 27, 2005.

(m)(vi)
Amended Distribution Plan, dated December 20, 2005 and as revised April 20, 2006 (relating to Class C and Class T shares) for Dreyfus Premier Equity Income Fund, is incorporated by reference to Post-Effective Amendment No. 129 to the Registration Statement on Form N-1A, filed on June 29, 2006.

(m)(vii)
Amended Distribution Plan, dated December 20, 2005 and as revised April 26, 2007 (relating to Class C and Class T shares) for Dreyfus Premier Global Equity Income Fund and Dreyfus Premier 130/30 Growth Fund), is incorporated by reference to Exhibit M(5) of Post-Effective Amendment No. 134 to the Registration Statement on Form N-1A, filed on September 11, 2007.

(m)(viii)
Amended Distribution Plan, dated December 20, 2005 and as revised July 24, 2008 (relating to Class C shares) for Dreyfus Premier Emerging Markets Debt Local Currency Fund), is incorporated by reference to Exhibit M(5) of Post-Effective Amendment No. 143 to the Registration Statement on Form N-1A, filed on August 26, 2008.

(m)(ix)
Amended and Restated Service Plan, dated March 22, 2000 (relating to Class B, Class C and Class T Shares) for Dreyfus Premier Managed Income Fund, Dreyfus Premier Limited Term High Yield Fund and Dreyfus Premier Core Value Fund, is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 113 to the Registration Statement on Form N-1A, filed on May 1, 2000.

(m)(x)	Service Plan for Dreyfus Institutional Income Advantage Fund.*

(n)(i)
Rule 18f-3 Plan for Dreyfus Core Value Fund and Dreyfus High Yield Fund, is incorporated by reference to Exhibit (N(1)) of Post-Effective Amendment No. 149 to the Registration Statement on Form N-1A, filed on September 28, 2009.

(n)(ii)
Rule 18f-3 Plan for Dreyfus International Bond Fund, Dreyfus Equity Income Fund, Dreyfus Global Equity Income Fund and Dreyfus Emerging Markets Debt Local Currency Fund, amended as of February 4, 2009 and revised as of April 15, 2010, is incorporated by reference to Exhibit N(2) of Post-Effective Amendment No. 153 to the Registration Statement on Form N-1A, filed on April 16, 2010.

(n)(iii)	Rule 18f-3 Plan for Dreyfus Institutional Income Advantage Fund.*

(p)(i)	Code of Ethics adopted by the Registrant is incorporated by reference to Exhibit P(1) of Post-Effective Amendment No. 138 to the Registration Statement on Form N-1A, filed on February 26, 2008.

(p)(ii)
Code of Ethics adopted by The Dreyfus Corporation, as adviser to the Registrant, Mellon Capital Management Corporation, as sub-investment adviser to Dreyfus Premier 130/30 Growth Fund; and Newton Capital Management Limited, as sub-investment adviser to Dreyfus Premier Global Equity Income Fund, is incorporated by reference to Exhibit P(2) of Post-Effective Amendment No. 138 to the Registration Statement on Form N-1A, filed on February 26, 2008.

(p)(iii)
Code of Ethics adopted by the non-management Board members of the Dreyfus Family of Funds, effective March 31, 2010 is incorporated by reference to Exhibit P(3) of Post-Effective Amendment No. 152 to the Registration Statement on Form N-1A, filed on February 25, 2010.

Other Exhibits.

(a)
Power of Attorney of Bradley J. Skapyak, James Windels and Trustees, dated October 28, 2009 is incorporated by to Post-Effective Amendment No. 150 to the Registration Statement on Form N-1A, filed on December 24, 2009.

_______________________________
*           Filed herewith.

Item 29.	Persons Controlled by or Under Common Control with Registrant

Not Applicable.

Item 30.	Indemnification

The Registrant's charter documents set forth the circumstances under which indemnification shall be provided to any past or present Board member or officer of the Registrant. The Registrant also has entered into a separate agreement with each of its Board members that describes the conditions and manner in which the Registrant indemnifies each of its Board members against all liabilities incurred by them (including attorneys' fees and other litigation expenses, settlements, fines and penalties), or which may be threatened against them, as a result of being or having been a Board member of the Registrant. These indemnification provisions are subject to applicable state law and to the limitation under the Investment Company Act of 1940, as amended, that no board member or officer of a fund may be protected against liability for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his or her office. Reference is hereby made to the following: Article VI of the Registrant's Declaration of Trust and any amendments thereto, and Section 1.9 of the Distribution Agreement.

Item 31.	Business and Other Connections of Investment Adviser

The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. MBSC Securities Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Dreyfus and of other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator.

Officers and Directors of Investment Adviser

Name and Position With Dreyfus	Other Businesses	Position Held	Dates

Jonathan Baum Chief Executive Officer and Chair of the Board	MBSC Securities Corporation++	Chief Executive Officer Chairman of the Board Director Executive Vice President	3/08 - Present 3/08 - Present 6/07 - 3/08 6/07 - 3/08

J. Charles Cardona President and Director	MBSC Securities Corporation++	Director Executive Vice President	6/07 - Present 6/07 - Present

	Universal Liquidity Funds plc+	Director	4/06 - Present

Diane P. Durnin Vice Chair and Director	None

Phillip N. Maisano Director, Vice Chair and Chief Investment Officer	The Bank of New York Mellon *****	Senior Vice President	7/08 - Present

	BNY Mellon, National Association +	Senior Vice President	7/08 - Present

	Mellon Bank, N.A.+	Senior Vice President	4/06 - 6/08

	BNY Alcentra Group Holdings, Inc.++	Director	10/07 - Present

	BNY Mellon Investment Office GP LLC*	Manager	4/07 - Present

	Mellon Global Alternative Investments Limited London, England	Director	8/06 - Present

	Pareto Investment Management Limited London, England	Director	4/08 - Present

	The Boston Company Asset Management NY, LLC*	Manager	10/07 - Present

	The Boston Company Asset Management, LLC*	Manager	12/06 - Present

	Urdang Capital Management, Inc. 630 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462	Director	10/07 - Present

	Urdang Securities Management, Inc. 630 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462	Director	10/07 - Present

	EACM Advisors LLC 200 Connecticut Avenue Norwalk, CT 06854-1940	Chairman of Board	8/04 - Present

	Founders Asset Management LLC****	Member, Board of Managers	11/06 - Present

	Standish Mellon Asset Management Company, LLC Mellon Financial Center 201 Washington Street Boston, MA 02108-4408	Board Member	12/06 - Present

	Mellon Capital Management Corporation***	Director	12/06 - Present

	Mellon Equity Associates, LLP+	Board Member	12/06 - 12/07

	Newton Management Limited London, England	Board Member	12/06 - Present

	Franklin Portfolio Associates, LLC*	Board Member	12/06 - Present

Mitchell E. Harris Director	Standish Mellon Asset Management Company LLC Mellon Financial Center 201 Washington Street Boston, MA 02108-4408	Chairman Chief Executive Officer Member, Board of Managers	2/05 - Present 8/04 - Present 10/04 - Present

	Alcentra NY, LLC++	Manager	1/08 - Present

	Alcentra US, Inc. ++	Director	1/08 - Present

	Alcentra, Inc. ++	Director	1/08 - Present

	BNY Alcentra Group Holdings, Inc. ++	Director	10/07 - Present

	Pareto New York LLC++	Manager	11/07 - Present

	Standish Ventures LLC Mellon Financial Center 201 Washington Street Boston, MA 02108-4408	President	12/05 - Present
		Manager	12/05 - Present

	Palomar Management London, England	Director	12/97 - Present

	Palomar Management Holdings Limited London, England	Director	12/97 - Present

	Pareto Investment Management Limited London, England	Director	9/04 - Present

Jeffrey D. Landau Director	The Bank of New York Mellon+	Executive Vice President	4/07 - Present

	Allomon Corporation+	Treasurer	12/07 - Present

	APT Holdings Corporation+	Treasurer	12/07 - Present

	BNY Mellon, N.A.+	Treasurer	7/07 - 01/10

	Mellon Funding Corporation+	Treasurer	12/07 - 12/09

	The Bank of New York Mellon Corporation+	Treasurer	7/07 - 01/10

Cyrus Taraporevala Director	Urdang Capital Management, Inc. 630 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462	Director	10/07 - Present

	Urdang Securities Management, Inc. 630 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462	Director	10/07 - Present

	The Boston Company Asset Management NY, LLC*	Manager	8/06 - Present

	The Boston Company Asset Management LLC*	Manager	1/08 - Present

	BNY Mellon, National Association+	Senior Vice President	7/06 - Present

	The Bank of New York Mellon*****	Senior Vice President	7/06 - Present

Scott E. Wennerholm Director	Mellon Capital Management Corporation***	Director	10/05 - Present

	Newton Management Limited London, England	Director	1/06 - Present

	Gannett Welsh & Kotler LLC	Manager	11/07 - Present
	222 Berkley Street Boston, MA 02116	Administrator	11/07 - Present

	BNY Alcentra Group Holdings, Inc. ++	Director	10/07 - Present

	Ivy Asset Management Corp. One Jericho Plaza Jericho, NY 11753	Director	12/07 - Present

	Urdang Capital Management, Inc. 630 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462	Director	10/07 - Present

	Urdang Securities Management, Inc. 630 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462	Director	10/07 - Present

	EACM Advisors LLC 200 Connecticut Avenue Norwalk, CT 06854-1940	Manager	6/04 - Present

	Franklin Portfolio Associates LLC*	Manager	1/06 - Present

	The Boston Company Asset Management NY, LLC*	Manager	10/07 - Present

	The Boston Company Asset Management LLC*	Manager	10/05 - Present

	Pareto Investment Management Limited London, England	Director	3/06 - Present

	Mellon Equity Associates, LLP+	Executive Committee Member	10/05 - 12/07

	Standish Mellon Asset Management Company, LLC Mellon Financial Center 201 Washington Street Boston, MA 02108-4408	Member, Board of Managers	10/05 - Present

	The Boston Company Holding, LLC*	Member, Board of Managers	4/06 - Present

	The Bank of New York Mellon *****	Senior Vice President	7/08 – Present

	BNY Mellon, National Association+	Senior Vice President	7/08 – Present

	Mellon Bank, N.A.+	Senior Vice President	10/05 – 6/08

	Mellon Trust of New England, N. A.*	Director Senior Vice President	4/06 – 6/08 10/05 – 6/08

	MAM (DE) Trust+++++	Member of Board of Trustees	1/07 – Present

	MAM (MA) Holding Trust+++++	Member of Board of Trustees	1/07 – Present

Bradley J. Skapyak Chief Operating Officer and Director	MBSC Securities Corporation++	Executive Vice President	6/07 – Present

	The Bank of New York Mellon****	Senior Vice President	4/07 – Present

	The Dreyfus Family of Funds++	President	1/10 - Present

Dwight Jacobsen Executive Vice President and Director	Pioneer Investments 60 State Street Boston, Massachusetts	Senior Vice President	4/06 – 12/07

Patrice M. Kozlowski Senior Vice President – Corporate Communications	None

Gary Pierce Controller	The Bank of New York Mellon *****	Vice President	7/08 – Present

	BNY Mellon, National Association +	Vice President	7/08 – Present

	The Dreyfus Trust Company+++	Chief Financial Officer Treasurer	7/05 – 6/08 7/05 – 6/08

	Laurel Capital Advisors, LLP+	Chief Financial Officer	5/07 – Present

	MBSC Securities Corporation++	Director Chief Financial Officer	6/07 – Present 6/07 – Present

	Founders Asset Management, LLC****	Assistant Treasurer	7/06 – Present

	Dreyfus Consumer Credit Corporation ++	Treasurer	7/05 – Present

	Dreyfus Transfer, Inc. ++	Chief Financial Officer	7/05 – Present

	Dreyfus Service Organization, Inc.++	Treasurer	7/05 – Present

	Seven Six Seven Agency, Inc. ++	Treasurer	4/99 – Present

Joseph W. Connolly Chief Compliance Officer	The Dreyfus Family of Funds++	Chief Compliance Officer	10/04 – Present

	Laurel Capital Advisors, LLP+	Chief Compliance Officer	4/05 – Present

	The Mellon Funds Trust++	Chief Compliance Officer	10/04 – Present

	MBSC Securities Corporation++	Chief Compliance Officer	6/07 – Present

Gary E. Abbs Vice President – Tax	The Bank of New York Mellon+	First Vice President and Manager of Tax Compliance	12/96 – Present

	Dreyfus Service Organization++	Vice President – Tax	1/09 – Present

	Dreyfus Consumer Credit Corporation++	Chairman President	1/09 – Present 1/09 – Present

	MBSC Securities Corporation++	Vice President – Tax	1/09 – Present

Jill Gill Vice President – Human Resources	MBSC Securities Corporation++	Vice President	6/07 – Present

	The Bank of New York Mellon *****	Vice President	7/08 – Present

	BNY Mellon, National Association +	Vice President	7/08 – Present

	Mellon Bank N.A.+	Vice President	10/06 – 6/08

Joanne S. Huber Vice President – Tax	The Bank of New York Mellon+	State & Local Compliance Manager	7/1/07 – Present

	Dreyfus Service Organization++	Vice President – Tax	1/09 – Present

	Dreyfus Consumer Credit Corporation++	Vice President – Tax	1/09 – Present

	MBSC Securities Corporation++	Vice President – Tax	1/09 – Present

Anthony Mayo Vice President – Information Systems	None

John E. Lane Vice President	A P Colorado, Inc.+	Vice President – Real Estate and Leases	8/07 – Present

	A P East, Inc.+	Vice President– Real Estate and Leases	8/07 – Present

	A P Management, Inc.+	Vice President– Real Estate and Leases	8/07 – Present

	A P Properties, Inc.+	Vice President – Real Estate and Leases	8/07 – Present

	A P Rural Land, Inc.+	Vice President– Real Estate and Leases	8/07 – 9/07

	Allomon Corporation+	Vice President– Real Estate and Leases	8/07 – Present

	AP Residential Realty, Inc.+	Vice President– Real Estate and Leases	8/07 – Present

	AP Wheels, Inc.+	Vice President– Real Estate and Leases	8/07 – Present

	BNY Mellon, National Association+	Vice President – Real Estate and Leases	7/08 – Present

	Citmelex Corporation+	Vice President– Real Estate and Leases	8/07 – Present

	Eagle Investment Systems LLC 65 LaSalle Road West Hartford, CT 06107	Vice President– Real Estate and Leases	8/07 – Present

	East Properties Inc.+	Vice President– Real Estate and Leases	8/07 – Present

	FSFC, Inc.+	Vice President– Real Estate and Leases	8/07 – Present

	Holiday Properties, Inc.+	Vice President– Real Estate and Leases	8/07 – Present

	MBC Investments Corporation+	Vice President– Real Estate and Leases	8/07 – Present

	MBSC Securities Corporation++	Vice President– Real Estate and Leases	8/07 – Present

	MELDEL Leasing Corporation Number 2, Inc.+	Vice President– Real Estate and Leases	7/07 – Present

	Mellon Bank Community Development Corporation+	Vice President– Real Estate and Leases	11/07 – Present

	Mellon Capital Management Corporation+	Vice President– Real Estate and Leases	8/07 – Present

	Mellon Financial Services Corporation #1+	Vice President– Real Estate and Leases	8/07 – Present

	Mellon Financial Services Corporation #4+	Vice President – Real Estate and Leases	7/07 – Present

	Mellon Funding Corporation+	Vice President– Real Estate and Leases	12/07 – Present

	Mellon Holdings, LLC+	Vice President– Real Estate and Leases	12/07 – Present

	Mellon International Leasing Company+	Vice President– Real Estate and Leases	7/07 – Present

	Mellon Leasing Corporation+	Vice President– Real Estate and Leases	7/07 – Present

	Mellon Private Trust Company, National Association+	Vice President– Real Estate and Leases	8/07 – 1/08

	Mellon Securities Trust Company+	Vice President– Real Estate and Leases	8/07 – 7/08

	Mellon Trust Company of Illinois+	Vice President– Real Estate and Leases	8/07 – 07/08

	Mellon Trust Company of New England, N.A.+	Vice President– Real Estate and Leases	8/07 – 6/08

	Mellon Trust Company of New York LLC++	Vice President– Real Estate and Leases	8/07 – 6/08

	Mellon Ventures, Inc.+	Vice President– Real Estate and Leases	8/07 – Present

	Melnamor Corporation+	Vice President– Real Estate and Leases	8/07 – Present

	MFS Leasing Corp. +	Vice President– Real Estate and Leases	7/07 – Present

	MMIP, LLC+	Vice President– Real Estate and Leases	8/07 – Present

	Pareto New York LLC++	Vice President– Real Estate and Leases	10/07 – Present

	Pontus, Inc.+	Vice President– Real Estate and Leases	7/07 – Present

	Promenade, Inc.+	Vice President– Real Estate and Leases	8/07 – Present

	RECR, Inc.+	Vice President– Real Estate and Leases	8/07 – Present

	SKAP #7+	Vice President– Real Estate and Leases	8/07 – 11/07

	Technology Services Group, Inc.*****	Senior Vice President	6/06 – Present

	Tennessee Processing Center LLC*****	Managing Director	5/08 – Present
		Senior Vice President	4/04 – 5/08

	Texas AP, Inc.+	Vice President– Real Estate and Leases	8/07 – Present

	The Bank of New York Mellon*****	Vice President – Real Estate and Leases	7/08 - Present

	The Bank of New York Mellon Corporation*****	Executive Vice President	8/07 - Present

	Trilem, Inc.+	Vice President– Real Estate and Leases	8/07 - Present

Jeanne M. Login Vice President	A P Colorado, Inc.+	Vice President– Real Estate and Leases	8/07 - Present

	A P East, Inc.+	Vice President– Real Estate and Leases	8/07 - Present

	A P Management, Inc.+	Vice President– Real Estate and Leases	8/07 - Present

	A P Properties, Inc.+	Vice President – Real Estate and Leases	8/07 - Present

	A P Rural Land, Inc.+	Vice President– Real Estate and Leases	8/07 - 9/07

	Allomon Corporation+	Vice President– Real Estate and Leases	8/07 - Present

	AP Residential Realty, Inc.+	Vice President– Real Estate and Leases	8/07 - Present

	AP Wheels, Inc.+	Vice President– Real Estate and Leases	8/07 - Present

	APT Holdings Corporation+	Vice President– Real Estate and Leases	8/07 - Present

	BNY Investment Management Services LLC++++	Vice President– Real Estate and Leases	1/01 - Present

	BNY Mellon, National Association +	Vice President – Real Estate and Leases	7/08 - Present

	Citmelex Corporation+	Vice President– Real Estate and Leases	8/07 - Present

	Eagle Investment Systems LLC+	Vice President– Real Estate and Leases	8/07 - Present

	East Properties Inc.+	Vice President– Real Estate and Leases	8/07 - Present

	FSFC, Inc.+	Vice President– Real Estate and Leases	8/07 - Present

	Holiday Properties, Inc.+	Vice President– Real Estate and Leases	8/07 - Present

	MBC Investments Corporation+	Vice President– Real Estate and Leases	8/07 - Present

	MBSC Securities Corporation++	Vice President– Real Estate and Leases	8/07 - Present

	MELDEL Leasing Corporation Number 2, Inc.+	Vice President– Real Estate and Leases	7/07 - Present

	Mellon Bank Community Development Corporation+	Vice President – Real Estate and Leases	11/07 - Present

	Mellon Capital Management Corporation+	Vice President– Real Estate and Leases	8/07 - Present

	Mellon Financial Services Corporation #1+	Vice President– Real Estate and Leases	8/07 - Present

	Mellon Financial Services Corporation #4+	Vice President – Real Estate and Leases	7/07 - Present

	Mellon Funding Corporation+	Vice President – Real Estate and Leases	12/07 - Present

	Mellon Holdings LLC+	Vice President – Real Estate and Leases	12/07 - Present

	Mellon International Leasing Company+	Vice President– Real Estate and Leases	7/07 - Present

	Mellon Leasing Corporation+	Vice President– Real Estate and Leases	7/07 - Present

	Mellon Private Trust Company, National Association+	Vice President – Real Estate and Leases	8/07 - 1/08

	Mellon Securities Trust Company+	Vice President – Real Estate and Leases	8/07 - 7/08

	Mellon Trust of New England, N.A *	Vice President – Real Estate and Leases	8/07 - 6/08

	Mellon Trust Company of Illinois+	Vice President– Real Estate and Leases	8/07 - 7/08

	MFS Leasing Corp.+	Vice President– Real Estate and Leases	7/07 - Present

	MMIP, LLC+	Vice President– Real Estate and Leases	8/07 - Present

	Pontus, Inc.+	Vice President– Real Estate and Leases	7/07 - Present

	Promenade, Inc. +	Vice President – Real Estate and Leases	8/07 - Present

	RECR, Inc. +	Vice President – Real Estate and Leases	8/07 - Present

	SKAP #7+	Vice President – Real Estate and Leases	8/07 - 11/07

	Tennessee Processing Center LLC*****	Managing Director	5/08 - Present
		Senior Vice President	4/04 - 5/08

	Texas AP, Inc.+	Vice President – Real Estate and Leases	8/07 - Present

	The Bank of New York Mellon*****	Vice President – Real Estate and Leases	7/08 - Present

	Trilem, Inc.+	Vice President – Real Estate and Leases	8/07 - Present

James Bitetto Secretary	The Dreyfus Family of Funds*	Vice President and Assistant Secretary	8/05 - Present
	MBSC Securities Corporation++	Assistant Secretary	6/07 - Present

	Dreyfus Service Organization, Inc.++	Secretary	8/05 - Present

	The Dreyfus Consumer Credit Corporation++	Vice President	2/02 - Present

	Founders Asset Management LLC****	Assistant Secretary	3/09 - 12/09

*	The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**	The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***	The address of the business so indicated is 50 Fremont Street, Suite 3900, San Francisco, California 94104.
****	The address of the business so indicated is 210 University Blvd., Suite 800, Denver, Colorado 80206.
*****	The address of the business so indicated is One Wall Street, New York, New York 10286.
+	The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++	The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++	The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++	The address of the business so indicated is White Clay Center, Route 273, Newark, Delaware 19711.
+++++	The address of the business so indicated is 4005 Kennett Pike, Greenville, DE 19804.

Item 32.	Principal Underwriters

(a)           Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1.	Advantage Funds, Inc.
2.	BNY Mellon Funds Trust
3.	CitizensSelect Funds
4.	Dreyfus Appreciation Fund, Inc.
5.	Dreyfus BASIC Money Market Fund, Inc.
6.	Dreyfus BASIC U.S. Government Money Market Fund
7.	Dreyfus BASIC U.S. Mortgage Securities Fund
8.	Dreyfus Bond Funds, Inc.
9.	Dreyfus Cash Management
10.	Dreyfus Cash Management Plus, Inc.
11.	Dreyfus Connecticut Municipal Money Market Fund, Inc.
12.	Dreyfus Dynamic Alternatives Fund, Inc.
13.	Dreyfus Funds, Inc.
14.	The Dreyfus Fund Incorporated
15.	Dreyfus Government Cash Management Funds
16.	Dreyfus Growth and Income Fund, Inc.
17.	Dreyfus Index Funds, Inc.
18.	Dreyfus Institutional Cash Advantage Funds
19.	Dreyfus Institutional Money Market Fund
20.	Dreyfus Institutional Preferred Money Market Funds
21.	Dreyfus Institutional Reserves Funds
22.	Dreyfus Intermediate Municipal Bond Fund, Inc.
23.	Dreyfus International Funds, Inc.
24.	Dreyfus Investment Funds
25.	Dreyfus Investment Grade Funds, Inc.
26.	Dreyfus Investment Portfolios
27.	The Dreyfus/Laurel Funds, Inc.
28.	The Dreyfus/Laurel Funds Trust
29.	The Dreyfus/Laurel Tax-Free Municipal Funds
30.	Dreyfus LifeTime Portfolios, Inc.
31.	Dreyfus Liquid Assets, Inc.
32.	Dreyfus Manager Funds I
33.	Dreyfus Manager Funds II
34.	Dreyfus Massachusetts Municipal Money Market Fund
35.	Dreyfus Midcap Index Fund, Inc.
36.	Dreyfus Money Market Instruments, Inc.
37.	Dreyfus Municipal Bond Opportunity Fund
38.	Dreyfus Municipal Cash Management Plus
39.	Dreyfus Municipal Funds, Inc.
40.	Dreyfus Municipal Money Market Fund, Inc.
41.	Dreyfus New Jersey Municipal Bond Fund, Inc.
42.	Dreyfus New Jersey Municipal Money Market Fund, Inc.
43.	Dreyfus New York AMT-Free Municipal Bond Fund
44.	Dreyfus New York AMT-Free Municipal Money Market Fund
45.	Dreyfus New York Municipal Cash Management
46.	Dreyfus New York Tax Exempt Bond Fund, Inc.
47.	Dreyfus Opportunity Funds
48.	Dreyfus Pennsylvania Municipal Money Market Fund
49.	Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.
50.	Dreyfus Premier GNMA Fund, Inc.
51.	Dreyfus Premier Investment Funds, Inc.
52.	Dreyfus Premier Short-Intermediate Municipal Bond Fund
53.	Dreyfus Premier Worldwide Growth Fund, Inc.
54.	Dreyfus Research Growth Fund, Inc.
55.	Dreyfus State Municipal Bond Funds
56.	Dreyfus Stock Funds
57.	Dreyfus Short-Intermediate Government Fund
58.	The Dreyfus Socially Responsible Growth Fund, Inc.
59.	Dreyfus Stock Index Fund, Inc.
60.	Dreyfus Tax Exempt Cash Management Funds
61.	The Dreyfus Third Century Fund, Inc.
62.	Dreyfus Treasury & Agency Cash Management
63.	Dreyfus Treasury Prime Cash Management
64.	Dreyfus U.S. Treasury Intermediate Term Fund
65.	Dreyfus U.S. Treasury Long Term Fund
66.	Dreyfus 100% U.S. Treasury Money Market Fund
67.	Dreyfus Variable Investment Fund
68.	Dreyfus Worldwide Dollar Money Market Fund, Inc.
69.	General California Municipal Money Market Fund
70.	General Government Securities Money Market Funds, Inc.
71.	General Money Market Fund, Inc.
72.	General Municipal Money Market Funds, Inc.
73.	General New York Municipal Money Market Fund
74.	Strategic Funds, Inc.

(b)

Name and Principal Business Address	Positions and Offices with the Distributor	Positions and Offices with the Registrant

Jon R. Baum*	Chief Executive Officer and Chairman of the Board	None
Ken Bradle**	Executive Vice President and Director	None
Robert G. Capone****	Executive Vice President and Director	None
J. Charles Cardona*	Executive Vice President and Director	None
Sue Ann Cormack**	Executive Vice President	None
Dwight D. Jacobsen*	Executive Vice President and Director	None
Mark A. Keleher*****	Executive Vice President	None
William H. Maresca*	Executive Vice President and Director	None
Timothy M. McCormick*	Executive Vice President	None
David K. Mossman***	Executive Vice President	None
James Neiland*	Executive Vice President	None
Sean O'Neil*****	Executive Vice President	None
Irene Papadoulis**	Executive Vice President	None
Matthew Perrone**	Executive Vice President	None
Noreen Ross*	Executive Vice President	None
Bradley J. Skapyak*	Executive Vice President	President
Gary Pierce*	Chief Financial Officer and Director	None
Tracy Hopkins*	Senior Vice President	None
Marc S. Isaacson**	Senior Vice President	None
Denise B. Kneeland****	Senior Vice President	None
Mary T. Lomasney****	Senior Vice President	None
Barbara A. McCann****	Senior Vice President	None
Christine Carr Smith*****	Senior Vice President	None
Ronald Jamison*	Chief Legal Officer and Secretary	None
Joseph W. Connolly*	Chief Compliance Officer (Investment Advisory Business)	Chief Compliance Officer
Stephen Storen*	Chief Compliance Officer	None
Maria Georgopoulos*	Vice President – Facilities Management	None
William Germenis*	Vice President – Compliance and Anti-Money Laundering	Anti-Money Laundering
	Officer	Compliance Officer
Karen L. Waldmann*	Privacy Officer	None
Timothy I. Barrett**	Vice President	None
Gina DiChiara*	Vice President	None
Jill Gill*	Vice President	None
John E. Lane******	Vice President – Real Estate and Leases	None
Jeanne M. Login******	Vice President – Real Estate and Leases	None
Edward A. Markward*	Vice President – Compliance	None
Paul Molloy*	Vice President	None
Anthony Nunez*	Vice President – Finance	None
William Schalda*	Vice President	None
John Shea*	Vice President – Finance	None
Christopher A. Stallone**	Vice President	None
Susan Verbil*	Vice President – Finance	None
William Verity*	Vice President – Finance	None
James Windels*	Vice President	Treasurer
James Bitetto*	Assistant Secretary	Vice President and Assistant Secretary
James D. Muir*	Assistant Secretary	None

*	Principal business address is 200 Park Avenue, New York, NY 10166.
**	Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
***	Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.
****	Principal business address is One Boston Place, Boston, MA 02108.
*****	Principal business address is 50 Fremont Street, San Francisco, CA 94104.
******	Principal business address is 101 Barclay Street, New York 10286.

Item 33.	Location of Accounts and Records

1.	The Bank of New York Mellon
One Wall Street
New York, New York 10286

2.	DST Systems, Inc.
1055 Broadway
Kansas City, Missouri 64105

3.	The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

None.
SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 25th day of June, 2010.

THE DREYFUS/LAUREL FUNDS TRUST

By:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	June 25, 2010
Bradley J. Skapyak

/s/ James Windels*	Treasurer (Principal Financial and	June 25, 2010
James Windels	Accounting Officer)

/s/ Joseph S. DiMartino*	Trustee, Chairman of the Board	June 25, 2010
Joseph S. DiMartino

/s/ James M. Fitzgibbons*	Trustee	June 25, 2010
James M. Fitzgibbons

/s/ Kenneth A. Himmel*	Trustee	June 25, 2010
Kenneth A. Himmel

/s/ Stephen J. Lockwood*	Trustee	June 25, 2010
Stephen J. Lockwood

/s/ Roslyn M. Watson*	Trustee	June 25, 2010
Roslyn M. Watson

/s/ Benaree Pratt Wiley*	Trustee	June 25, 2010
Benaree Pratt Wiley

*By:	/s/ James Bitetto
James Bitetto, Attorney-in-fact

EXHIBIT INDEX

(d)(vii)	Amended Management Agreement between the Registrant and The Dreyfus Corporation, dated December 20, 2005 and as revised April 16, 2010 (adding Dreyfus Institutional Income Advantage Fund).

(e)(vi)
Amended Distribution Agreement between the Registrant and MBSC Securities Corporation (formerly, Dreyfus Service Corporation), dated March 22, 2000 and as revised April 16, 2010 (adding Dreyfus Institutional Income Advantage Fund).

(i)(iii)	Opinion and consent of Registrant's counsel (relating to Dreyfus Institutional Income Advantage Fund).

(j)	Consent of Independent Registered Public Accounting Firm.

(m)(x)	Service Plan for Dreyfus Institutional Income Advantage Fund.

(n)(iii)	Rule 18f-3 Plan for Dreyfus Institutional Income Advantage Fund.